Rochdale
        Investment Trust



Rochdale Magna Portfolio

Rochdale Alpha Portfolio

Rochdale Atlas Portfolio

Rochdale Large Growth Portfolio

Rochdale Large Value Portfolio

Rochdale Mid/Small Growth Portfolio

Rochdale Mid/Small Value Portfolio

Rochdale Intermediate Fixed Income Portfolio





Semi-Annual Report

June 30, 2002

                           ROCHDALE INVESTMENT TRUST
                       ROCHDALE FUNDS SEMI-ANNUAL REPORT


August 19, 2002


Dear Fellow Shareholders:

We are pleased to report the performance of the Rochdale Funds for the six months ended June 30, 2002. Despite a very difficult market, overall, the funds performed admirably relative to their size and style asset class targets. Throughout this period of market and economic uncertainty, we adhered to our investment strategy of style-consistent asset class exposure and managed risk.

Broad Market Index Performance
Year-to-date through June 30, 2002
---------------------------------------------------
----------------------------------- ---------------
Index                                 Total Return
----------------------------------- ---------------
----------------------------------- ---------------
S&P 500                                    -13.16%
-----------------------------------
-----------------------------------
S&P MidCap 400                              -3.21%
-----------------------------------
S&P SmallCap 600                            -0.02%
-----------------------------------
Nasdaq Composite                           -24.98%
-----------------------------------
Dow Jones World (ex US)                      0.15%
----------------------------------- ---------------
----------------------------------- ---------------
Source:  Lipper; Standard & Poor's
===================================

The stock market continues to disappoint investors. During the six months ended June 30, 2002, the U.S. equity market took a turn to the downside, with major indices dropping close to their lows after September 11. Despite some positive economic news, a series of high profile corporate frauds and bankruptcies shattered investors' confidence. We view the current selling by frightened investors as understandable, but we believe that, as we move toward the end of 2002, investors are likely to shift their focus to the modestly positive economy and profit recovery we see for 2003. We continue to look for the consumer to provide the impetus for economic recovery, while business profits lag. It is the weak profit growth that supports our conservative equity market outlook.

Despite modest expected equity returns, we expect market volatility will remain high and have been defensive in the management of our funds. We don't think the equity market can make real sustainable progress until certain events are visible. We also will not be confident that the stock market downside is substantially over until these events are well in sight, including: enforcement of existing regulations as well as new legislation to provide for corporate accountability, a period of several months without further announcements of accounting problems or management negligence, the abatement of terrorism threats, and the economy demonstrating a self-sustaining upward trend leading to an improved corporate profitability course. Provided there is meaningful progress on these issues, as well as valuations and fundamentals that justify ownership, we will seek to buy good companies by averaging into select stocks. At present, however, the economic news remains mixed, with recent economic data introducing uncertainty about the state of the early recovery. We remain cautious in the near term having lowered our confidence from 80% to 60%; the economic recovery would lead to improved corporate profits.

The strategy for long-term investors to achieve their goals should be to focus on asset allocation. Given each client's tolerance for equity volatility, the means to achieving a sustainable investment program is to choose the appropriate mix between to equities and fixed income. As for choosing within equity classes, we remain confident that exposure to all major asset classes, using a style-consistent, tax-efficient methodology is a sound application of investing principles. As tempting as it might be to overreact or divest in these unpredictable times, we recommend that investors concentrate on investment fundamentals, evaluate their tolerance for current volatility, and if necessary, make only modest adjustments to your long-term policy. Regardless of the type of market, an investor's best defense is always a well planned allocation strategy and well diversified portfolio. Your financial advisor can help assess the diversification of your portfolio and provide updated performance scenarios to see if you need to reevaluate your goals or make other changes.

--------------------------------------------------------------------------------

ROCHDALE MAGNA PORTFOLIO:
--------------------------------------------------------
TOP TEN HOLDINGS AS OF JUNE 30, 2002
---------------------------------------------------------
--------------------------------------- -----------------
Company                                       Percent of
                                                  Assets
--------------------------------------- -----------------
--------------------------------------- -----------------
General Dynamics Corp.                              4.8%
=======================================
General Electric Co.                                4.4%
=======================================
Liz Claiborne, Inc.                                 3.4%
Procter & Gamble Co.                                3.3%
Pfizer, Inc.                                        3.0%
United Healthcare, Inc.                             2.9%
Washington Mutual, Inc.                             2.9%
SLM Corp.                                           2.9%
Sears Roebuck & Co.                                 2.7%
Bank of America Corp.                               2.7%
--------------------------------------- -----------------

ROCHDALE MAGNA PORTFOLIO


The Magna Portfolio invests primarily in large U.S. companies across both growth and value industries to provide core large company exposure. Leading industries for Magna include medical products and services, financial services, information services, and retail. During the six months ended June 30, 2002, large-cap stocks as defined by the S&P 500 fell 13.16%. Rochdale's Magna Portfolio, while disappointing due to its decline fell 12.71%, less than the benchmark, during the same period.

The fund's overweight in financial and consumer discretionary companies, which have revenues are earnings that are more predictable, continued to lift performance, as both sectors outperformed the overall market. More importantly, our decision to completely avoid telecom and remain underweight in technology has proved fortunate. Weak customer demand and challenging price/earnings multiples continue to plague many technology companies. We also have maintained an underweight in consumer staples and basic materials. Amid the turbulent market conditions, investors have been attracted to the relative safety of these sectors; however, many of these companies have become overvalued.

--------------------------------------------------------------------------------


ROCHDALE ALPHA PORTFOLIO:
-------------------------------------------------------------
TOP TEN HOLDINGS AS OF JUNE 30, 2002
--------------------------------------------------------------
----------------------------------------------- --------------
Company                                            Percent of
                                                       Assets
----------------------------------------------- --------------
----------------------------------------------- --------------
Lincare Holdings, Inc.                                   6.4%
===============================================
Health Management Associates, Inc.                       6.2%
===============================================
Amsurg Corp.                                             5.4%
Vitalworks, Inc.                                         5.2%
Cedar Fair LP                                            4.8%
Limited Brands, Inc.                                     4.7%
Zions Bancorporation                                     4.6%
Medicis Pharmaceutical Corp.                             4.5%
Express Scripts, Inc.                                    4.5%
PracticeWorks, Inc.                                      4.3%
----------------------------------------------- --------------

ROCHDALE ALPHA PORTFOLIO


The Alpha Portfolio seeks to discover small and medium-size companies that represent attractive investment opportunities for the long term. Through our research, we identify those companies that give us the potential to earn above-average returns relative to the mid- and small-cap universe. As a part of this process, we believe the fund will exhibit significant volatility during interim periods that, over the long term, has the potential to generate attractive returns. During the six months ended June 30, 2002, the S&P MidCap Index fell 3.21%, while the S&P SmallCap Index remained nearly flat, falling 0.02%. During the same period, the Alpha fund fell 11.00%.

As the economy gained momentum in the second quarter, our fundamental analysts were able to add several good companies to the Alpha fund and we were able to put the cash we had been holding to use. The companies came from a wide range of industries, including electronic manufacturing, recruitment advertising, retail, and pharmaceuticals. Although mid- and small-cap stocks are extremely volatile, we believe there are more opportunities to acquire attractively priced mid-size companies than in the larger cap universe.

--------------------------------------------------------------------------------

ROCHDALE ATLAS PORTFOLIO:
-------------------------------------------------------------
Top Ten Holdings as of June 30, 2002
--------------------------------------------------------------
----------------------------------------------- --------------
Company                                            Percent of
                                                       Assets
----------------------------------------------- --------------
----------------------------------------------- --------------
Erste Bank der Oesterreichische                          4.1%
-----------------------------------------------
-----------------------------------------------
UBS AG                                                   4.1%
-----------------------------------------------
Novartis AG                                              3.6%
-----------------------------------------------
iShares MSCI Japan Index                                 3.1%
-----------------------------------------------
Den Norske Bank ASA                                      3.1%
-----------------------------------------------
Orkla ASA                                                2.9%
-----------------------------------------------
Korea Fund, Inc.                                         2.9%
-----------------------------------------------
Encana Corp.                                             2.6%
-----------------------------------------------
Cie National A Portefeuille                              2.5%
-----------------------------------------------
Nasdaq-100 Index Tracking Stock                          2.5%
----------------------------------------------- --------------

ROCHDALE ATLAS PORTFOLIO

The Atlas Portfolio provides exposure to foreign economies across both developed and emerging markets, through investment in countries we have identified as most likely to outperform relative to the world market. During the six month period ended June 30, 2002, the Atlas fund gained 3.49%, outpacing the Dow Jones World Index (ex US), which returned 0.15%, and the Morgan Stanley World Index (ex US), which declined 1.44%.

The weakness in the U.S. equity market affected international markets. We outperformed due to our focus on smaller European and emerging market economies. We currently favor China, Korea, Singapore, Austria, and Switzerland. The negative sentiment regarding the technology and telecom sectors in particular hurt the performance of those countries that provide electronics manufacturing and outsourcing services to the U.S. Major exporters like Taiwan, Korea, and Singapore all underperformed in the second quarter. We were underweight in Europe as we see the economies of the major European countries remained lackluster relative to emerging market economies. Larger European countries, including the United Kingdom, Germany, and France, all underperformed in the second quarter.

--------------------------------------------------------------------------------


LARGE GROWTH PORTFOLIO:
----------------------------------------------------------------
Top Ten Holdings as of June 30, 2002
-----------------------------------------------------------------
---------------------------------------------------- ------------
Company                                               Percent of
                                                          Assets
---------------------------------------------------- ------------
---------------------------------------------------- ------------
General Electric Co.                                        6.4%
====================================================
Microsoft Corp.                                             4.6%
====================================================
Pfizer, Inc.                                                4.3%
Wal-Mart Stores                                             4.0%
Intel Corp.                                                 2.9%
Johnson & Johnson                                           2.6%
Cisco Systems, Inc.                                         2.2%
Federal National Mortgage Association                       2.0%
Home Depot, Inc.                                            1.8%
Procter & Gamble Co.                                        1.8%
---------------------------------------------------- ------------

ROCHDALE LARGE GROWTH PORTFOLIO

The Large Growth Portfolio invests primarily in large U.S. companies within growth industries such as pharmaceuticals, technology, medical products, financial services, and retail. Growth industries typically exhibit high price-to-book values relative to their value stock peers and higher expected earnings growth. The S&P 500/BARRA Growth equity class was the worst performing across all major equity categories year-to-date, dropping 16.92% during the six months ended June 30, 2002. Over the same period, our Large Growth Portfolio performed similarly, declining 17.14%.

The continued decline in technology stock prices reflects the continued realization that technology company revenues and earnings would not achieve the 15% to 25% expected growth rates. Stock prices for these companies are declining as earnings fail to grow and valuations fall, which led to these "glamour" growth stocks faring poorly this year. In addition, the healthcare sector was pulled down by negative company-specific news from several notable pharmaceutical stocks like Merck and Bristol-Myers whose main problems stem from lowered revenue and earnings outlooks. Offsetting technology and healthcare declines somewhat were positive returns in consumer staples and moderate declines in consumer cyclicals. Despite the defensive nature of consumer staples companies, we find their valuations unattractive. Looking ahead, technology company revenue expectations remain high given our expectation for flat business spending; however, for several companies, the recent price declines have moved their stock prices to valuation levels that adequately reflect the new reality.

--------------------------------------------------------------------------------



LARGE VALUE PORTFOLIO:
-------------------------------------------------------------
Top Ten Holdings as of June 30, 2002
--------------------------------------------------------------
---------------------------------------------- ---------------
Company                                            Percent of
                                                       Assets
---------------------------------------------- ---------------
---------------------------------------------- ---------------
Exxon Mobil Corp.                                        3.7%
==============================================
Citigroup, Inc.                                          3.6%
==============================================
American International Group, Inc.                       2.3%
SBC Communications, Inc.                                 1.9%
Bank of America Corp.                                    1.8%
Royal Dutch Petroleum Co.                                1.7%
Verizon Communications                                   1.7%
Washington Mutual, Inc.                                  1.6%
ChevronTexaco Corp.                                      1.4%
Federal Home Loan Mortgage Corp.                         1.3%
---------------------------------------------- ---------------

ROCHDALE LARGE VALUE PORTFOLIO

The Large Value Portfolio invests primarily in select large U.S. companies across more economically sensitive industries including financial services, energy, and telecommunications. Value industries typically experience cyclical revenues and earnings and possess lower price-to-book ratios than their growth counterparts. During the six months ended June 30, 2002, our Large Value Portfolio fell 9.66%, reflecting its benchmark, the S&P 500/BARRA Value index, which fell 9.46% during the same period.

Several large-cap value stocks, most notably WorldCom and Qwest, led the corporate accounting scandal headlines and collapse in the telecom sector. The overall value stock segment held up much better than their large-cap growth counterparts due to positive performance in the energy and basic materials sectors as well as only modest declines in the financial services sector. We see certain companies in the financial and staples sectors approaching rather attractive valuation levels. We plan to increase our weight in these sectors once the economy shows evidence it is able to resume its self-sustaining growth trend.

--------------------------------------------------------------------------------


MID/SMALL GROWTH PORTFOLIO:
------------------------------------------------------------
Top Ten Holdings as of June 30, 2002
-------------------------------------------------------------
---------------------------------------------- --------------
Company                                           Percent of
                                                      Assets
---------------------------------------------- --------------
---------------------------------------------- --------------
Synopsys, Inc.                                          1.4%
==============================================
Lincare Holdings, Inc.                                  1.3%
==============================================
Quest Diagnostics, Inc.                                 1.2%
Express Scripts, Inc.                                   1.1%
Apollo Group, Inc.                                      1.1%
Symantec Corp.                                          1.0%
Affiliated Computer Services, Inc.                      0.9%
Cadence Design Systems, Inc.                            0.9%
ESS Technology, Inc.                                    0.9%
Roper Industries, Inc.                                  0.9%
---------------------------------------------- --------------

ROCHDALE MID/SMALL GROWTH PORTFOLIO

The Mid/Small Growth Portfolio invests primarily in small and medium-size U.S. companies across growth industries such as biotechnology, pharmaceuticals, and information services. During the six months ended June 30, 2002, the Mid/Small Growth Portfolio moved in line with its benchmark, falling 9.56%, while the capitalization-weighted blend of the S&P MidCap 400 and S&P SmallCap 600/Barra Growth Indices fell 8.75%.

Price volatility of price remains excessive due to investor nervousness on several issues. Sector returns varied widely for mid- and small-cap growth stocks. Though most mid/small growth companies have remained below the radar for corporate scandal, returns were tainted by telecom and healthcare sector contagion from their large-cap growth counterparts. Going forward, we see opportunities in smaller health care, consumer cyclical, and commercial services companies. The technology companies that we have identified are valued appropriately relative to our expectations for more realistic growth prospects.

--------------------------------------------------------------------------------

MID/SMALL VALUE PORTFOLIO:
-------------------------------------------------------------
Top Ten Holdings as of June 30, 2002
--------------------------------------------------------------
----------------------------------------------- --------------
Company                                            Percent of
                                                       Assets
----------------------------------------------- --------------
----------------------------------------------- --------------
PMI Group, Inc.                                          1.1%
===============================================
Radian Group, Inc.                                       1.0%
===============================================
Chemed Corp.                                             0.9%
AGCO Corp.                                               0.8%
AmeriCredit Corp.                                        0.8%
Bassett Furniture Industries, Inc.                       0.8%
M & T Bank Corp.                                         0.8%
Mohawk Industries, Inc.                                  0.8%
Airgas, Inc.                                             0.7%
American Water Works                                     0.7%
----------------------------------------------- --------------

ROCHDALE MID/SMALL VALUE PORTFOLIO

The Mid/Small Value Portfolio invests primarily in small and medium-size U.S. companies across value industries including banks and insurance, energy, utilities, and basic materials. During the six months ended June 30, 2002, mid- and small-cap value stocks were the only positively returning Barra indices for the period. Rochdale's Mid/Small Value Portfolio reflected this upward trend and gained 1.82%, while its benchmark, a capitalization-weighted blend of the S&P MidCap 400 and S&P SmallCap 600/Barra Value Indices, returned 4.05%.

The Mid/Small Value fund underperformed in the second quarter mainly because of an overweight in the industrial sector and financial services segment. Based on our research, we expect the price weakness in these segments to reverse. The industrial sector tends to outperform as we move further along in an economic recovery, and many mid/small financial services companies still are attractive given their improving fundamentals and low valuation.

--------------------------------------------------------------------------------



INTERMEDIATE FIXED INCOME PORTFOLIO:
--------------------------------------------------------------
Top Ten Holdings as of June 30, 2002
---------------------------------------------------------------
------------------------------------------------ --------------
Issuer                                              Percent of
                                                        Assets
------------------------------------------------ --------------
------------------------------------------------ --------------
CIT Group, Inc.                                           6.5%
================================================
Airborne, Inc.                                            5.7%
================================================
U. S. Treasury Inflationary Protection                    4.9%
Lockheed Martin Corp.                                     4.8%
Sun Microsystems, Inc.                                    4.3%
Florida Power Corp.                                       4.1%
Oracle Corp.                                              3.7%
Federal Home Loan Bank                                    3.4%
Ford Motor Credit Co.                                     2.2%
Commonwealth Edison                                       2.1%
------------------------------------------------ --------------

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

The Intermediate Fixed Income Portfolio seeks to earn a total return comparable to that of a universe of investment-grade U.S. government, agency, and corporate bonds maturing in ten years or less. During the six months ended June 30, 2002, the Intermediate Fixed Income Portfolio gained 3.61%, outpacing the Lehman Intermediate Index, which returned 3.33% for the same period.

Weak equity markets, continued terrorism threats, and negative and seemingly endless corporate fraud and malfeasance led to a rally in the government bond market. The flight to safety led investors to sell stocks and buy the safety of U.S. Treasury bonds, causing yields to decline. The corporate bond market, while helped by falling treasury yields, had a tough second quarter. Financial disclosures and off-balance-sheet financing arrangements coupled with accounting irregularities led to the corporate bond sector significantly underperforming the Treasury sector by close to 1.8%.

--------------------------------------------------------------------------------

We are pleased with the performance of the funds compared to their respective benchmarks, particularly during the worst stock market decline in over 30 years and the excessively high degree of market volatility. We believe our research methodology is demonstrating its ability to combine the benefits of diversified asset class exposure and managed risk with the strengths of stock selection. We believe that each portfolio is well positioned going forward to continue to capture the intended return and risk associated with its respective asset class benchmark and to provide the appropriate asset class exposure and style consistency necessary for effective implementation of a long-term asset allocation strategy.

Thank you for continuing to make the Rochdale Funds a part of your investment portfolio. We hope you find this report helpful in tracking the exposures in your portfolio. For more frequent updates, we invite you call us at 1-800-245-9888 or visit our Web site at www.rochdale.com.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro, CFA
Portfolio Managers



                            ROCHDALE MAGNA PORTFOLIO

              SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS: 97.3%

CONSUMER CYCLICALS: 13.8%
       4,200    Best Buy Co., Inc.*                              $    152,460
       2,380    Centex Corp.                                          137,540
       9,270    Liz Claiborne, Inc.                                   294,786
       4,434    Sears, Roebuck & Co.                                  240,766
       9,303    TJX Companies, Inc.                                   182,432
       3,613    Wal-Mart Stores, Inc.                                 198,751
                                                                 ---------------
                                                                    1,206,735
                                                                 ---------------
CONSUMER NON CYCLICALS: 23.2%
       3,586    Abbott Laboratories                                   135,013
       8,584    Equifax, Inc.                                         231,768
       4,855    H&R Block, Inc.                                       224,058
      15,143    Healthsouth Corp.*                                    193,679
       4,571    Medtronic, Inc.                                       195,867
       7,630    Pfizer, Inc.                                          267,050
       3,276    Procter & Gamble Co.                                  292,547
       3,147    Tenet Healthcare Corp.*                               225,168
          76    The J.M. Smucker Co.                                    2,594
       2,798    UnitedHealth Group, Inc.                              256,157
                                                                 ---------------
                                                                    2,023,901
                                                                 ---------------

FINANCIAL SERVICES: 32.0%
       5,800    ACE Ltd.                                              183,280
       3,357    Bank Of America Corp.                                 236,199
       3,300    Bear Stearns Companies, Inc.                          201,960
       3,824    Capital One Financial Corp.                           233,455
       4,192    Citigroup, Inc.                                       162,440
       2,672    Federal National Mortgage Association                 197,060
       3,650    Household International, Inc.                         181,405
       4,971    John Hancock Financial Services                       174,979
       5,667    Mattel, Inc.                                          119,461
       5,748    MBNA Corp.                                            190,086
       5,500    Semiconductor Holdings Trust                          166,760
       2,611    SLM Corp.                                             253,006
       9,941    US Bancorp                                            232,122
       6,828    Washington Mutual, Inc.                               253,387
                                                                 ---------------
                                                                    2,785,600
                                                                 ---------------

INDUSTRIALS: 9.3%
       3,949    General Dynamics Corp.                                419,976
      13,400    General Electric Co.                                  389,270
                                                                 ---------------
                                                                         809,246
                                                                 ---------------

TECHNOLOGY: 7.3%
      16,102    Compuware Corp.*                                       97,739
       5,084    First Data Corp.                                      189,125
       9,290    Intel Corp.                                           169,728
       3,110    International Game Technology*                        176,337

                                                                 ---------------
                                                                     632,929
                                                                 ---------------



                                       7



                            ROCHDALE MAGNA PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited) - (Continued)
--------------------------------------------------------------------------------
                Shares                                                  Value
--------------------------------------------------------------------------------

TELECOMMUNICATIONS: 9.7%
       9,300    Cisco Systems, Inc.*                             $    129,735
       5,682    Comcast Corp.*                                        135,459
       3,079    Gannett Co., Inc.                                     233,696
      52,600    JDS Uniphase Corp.*                                   140,442
       3,441    McGraw-Hill Companies, Inc.                           205,428
                                                                 ---------------
                                                                      844,760
                                                                 ---------------

UTILITIES: 2.0%
       6,682    Waste Management, Inc.                                174,066
                                                                 ---------------



TOTAL COMMON STOCKS (cost $8,647,245)                               8,477,237
                                                                 ---------------


Principal Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 2.1%

$    184,052    Union Bank of California Money Market Fund       $    184,052
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (cost $184,052)                          184,052
                                                                 ---------------

TOTAL INVESTMENT   99.4%                                            8,661,289
                                                                 ---------------

OTHER ASSETS AND    0.6%                                               48,426
                                                                 ---------------

NET ASSETS,       100.0%                                          $ 8,709,715
                                                                 ===============

* Non-income producing security.

See accompanying Notes to Financial Statements.



                                       8


                            ROCHDALE ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
     Shares                                                             Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.3%

CONSUMER CYCLICALS: 12.3%
      16,000    Cedar Fair - LP                                     $    380,160
       8,082    Outback Steakhouse, Inc.*                                283,678
      14,000    Polo Ralph Lauren Corp.*                                 313,600
                                                                    ------------
                                                                         977,438
                                                                    ------------
CONSUMER NON CYCLICALS: 43.9%
      17,800    Amsurg Corp.*                                            467,428
       7,100    Express Scripts, Inc.*                                   355,781
       4,000    First Health Group Corp.*                                112,160
      24,600    Health Management Associates, Inc.*                      495,690
      11,100    K-V Pharmaceutical Co. - Class A                         299,700
      17,542    Limited, Inc.                                            373,645
      15,700    Lincare Holdings, Inc.*                                  507,110
       8,420    Medicis Pharmaceutical Corp.*                            360,039
      11,350    RehabCare Group, Inc.*                                   272,740
       9,000    The Children's Place Retail Stores, Inc.*                238,509
                                                                    ------------
                                                                       3,482,802
                                                                    ------------
CONSUMER SERVICES: 2.7%
      10,048    TMP Worldwide, Inc.*                                     216,032
                                                                    ------------

FINANCIAL SERVICES: 11.8%
      27,565    Metris Companies, Inc.                                   229,065
      11,539    Washington Real Estate Investment Trust                  333,477
       7,110    Zions Bancorporation                                     370,431
                                                                    ------------
                                                                         932,973
                                                                    ------------
INDUSTRIALS: 7.9%
      18,000    Kemet Corp.*                                             321,480
      11,200    Rogers Corp.                                             305,872
                                                                    ------------
                                                                         627,352
                                                                    ------------
TECHNOLOGY: 17.4%
      21,800    Flextronics International Ltd.*                          155,434
       5,200    L-3 Communications Holdings, Inc.*                       280,800
      18,750    PracticeWorks, Inc.*                                     345,938
      18,000    Rational Software Corp.*                                 147,780
      55,000    VitalWorks, Inc.*                                        451,000
                                                                    ------------
                                                                       1,380,952
                                                                    ------------
TELECOMMUNICATIONS: 3.3%
       8,700    Cox Communications, Inc.*                                239,685
      34,340    Pegasus Communications Corp.*                             25,068
                                                                    ------------
                                                                         264,753
                                                                    ------------

TOTAL COMMON STOCKS (cost $8,404,856)                                  7,882,302
                                                                    ------------




                                       9


                            ROCHDALE ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
    Principal Amount                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.7%
$     60,498    Union Bank of California Money Market Fund          $     60,498
                                                                    ------------

TOTAL SHORT-TERM INVESTMENT (cost $60,498)                                60,498
                                                                    ------------

TOTAL INVESTMENT  100.0%                                               7,942,800
                                                                    ------------

OTHER ASSETS AND (0.0)%                                                   (2,148)
                                                                    ------------

NET ASSETS, 100.0%                                                  $  7,940,652
                                                                     ============

* Non-income producing security.

See accompanying Notes to Financial Statements.



                                       10




                            ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------


COMMON STOCKS: 100.8%
AUSTRIA: 6.7%
      22,200    Erste Bank Der Oesterreichischen Sparkassen AG      $  1,586,341
      28,000    Flughafen Wien AG                                        962,370
                                                                    ------------
                                                                       2,548,711
                                                                    ------------
BELGIUM: 9.5%
       8,600    Cie Nationale A Portefeuille                             976,790
      34,166    Fortis B                                                 731,574
      18,500    Groupe Bruxelles Lambert SA                              966,568
      23,601    KBC Bankverzekerings Holdings                            954,529
                                                                    ------------
                                                                       3,629,461
                                                                    ------------
CANADA: 8.7%
      15,200    Abitibi Consolidated, Inc.                               140,117
      25,500    BCE, Inc.                                                444,210
      10,300    Canadian Pacific Railway Ltd.                            252,556
      24,200    Domtar, Inc.                                             285,076
      32,847    Encana Corp.                                           1,005,118
       5,150    Fairmont Hotels & Resorts, Inc.                          132,767
      23,000    Rogers Communications, Inc. ADR*                         210,220
      35,000    Toronto-Dominion Bank                                    822,500
                                                                    ------------
                                                                       3,292,564
                                                                    ------------
CHINA: 4.2%
      30,200    China Petroleum & Chemical Corp.*                        531,520
   1,192,000    China Southern Airlines Co., Ltd.                        485,205
     714,000    Huaneng Power International, Inc.                        585,846
                                                                    ------------
                                                                       1,602,571
                                                                    ------------
HONG KONG: 3.4%
      32,550    China Mobile Ltd./HK*                                    475,881
   1,180,000    Legend Holdings Ltd.                                     431,154
     205,000    Shanghai Industrial Holdings Ltd.                        394,231
                                                                    ------------
                                                                       1,301,266
                                                                    ------------
JAPAN: 5.9%
      31,000    Aeon Co. Ltd.                                            827,633
     142,800    iShares MSCI Japan Index                               1,203,804
       5,000    Takeda Chemical Industries Ltd.                          219,423
                                                                    ------------
                                                                       2,250,860
                                                                    ------------
MEXICO: 10.7%
      30,000    America Movil SA de CV                                   402,000
      32,770    Cemex SA de CV, ADR                                      863,817
      62,000    Groupo Carso SA de CV                                    186,655
   1,025,000    Grupo Financiero BBVA Bancomer                           837,934
      28,500    Telefonos de Mexico SA, ADR                              914,280
     324,000    Walmart de Mexico*                                       879,964
                                                                    ------------
                                                                       4,084,650
                                                                    ------------
NETHERLANDS: 4.4%
      43,667    ABN AMRO Holding NV, ADR                                 789,063
      34,000    ING Groep NV, ADR                                        864,620
                                                                    ------------
                                                                       1,653,683
                                                                    ------------
NORWAY: 12.5%
      28,500    Bergesen DY ASA                                          607,652
     218,535    Den Norske Bank ASA                                    1,191,061
      18,200    Norsk Hydro ASA                                          868,249
       8,669    Norsk Hydro ASA, ADR                                     417,152
      58,500    Orkla ASA                                              1,130,352
     153,000    Telenor ASA                                              542,329
                                                                    ------------
                                                                       4,756,795
                                                                    ------------



                                       11

                            ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

SINGAPORE: 5.5%
      35,700    City Developments Ltd.                              $    115,174
      62,500    DBS Group Holdings Ltd.                                  438,646
      50,600    Oversea-Chinese Banking Corp. Ltd.                       335,080
      41,500    Singapore Airlines Ltd.                                  303,006
      12,000    Singapore Press Holdings Ltd.                            135,160
     287,000    Singapore Telecommunications Ltd.                        222,544
      61,000    United Overseas Bank                                     438,476
      13,700    Venture Manufacturing Ltd.                               109,333
                                                                    ------------
                                                                       2,097,419
                                                                    ------------
SOUTH KOREA: 9.9%
       8,200    Hyundai Motor Co.                                        246,409
       8,700    Kookmin Bank, ADR*                                       427,605
      11,700    KT Corp.                                                 253,305
      14,100    POSCO-ADR                                                384,507
      12,870    Samsung Electronics, GDR                                 871,936
      18,809    SK Telecommunication, Ltd., ADR*                         466,275
      67,500    The Korea Fund, Inc.                                   1,109,700
                                                                    ------------
                                                                       3,759,737
                                                                    ------------
SWITZERLAND: 11.2%
       2,200    Nestle SA                                                512,934
      32,000    Novartis AG, ADR                                       1,402,560
      27,000    Serono SA, ADR                                           440,100
         500    Serono SA, Class B                                       329,571
      31,200    UBS AG                                                 1,569,119
                                                                    ------------
                                                                       4,254,284
                                                                    ------------
TAIWAN: 4.0%
     479,000    China Development Financial Holding Corp.*               326,884
     117,000    Fubon Financial Holding Co., Ltd.                        116,965
     114,000    Nan Ya Plastic Corp.                                     106,800
      50,000    Quanta Computer, Inc.                                    140,677
      30,900    Taiwan Fund, Inc.*                                       342,990
      37,180    Taiwan Semiconductor Manufacturing Co. Ltd. ADR*         483,340
                                                                    ------------
                                                                       1,517,656
                                                                    ------------
UNITED STATES: 4.2%
       4,300    General Dynamics Corp.                                   457,305
       3,080    McGraw-Hill Companies, Inc.                              183,876
      37,200    Nasdaq-100 Index Tracking Stock*                         969,804
                                                                    ------------
                                                                       1,610,985
                                                                    ------------

TOTAL COMMON STOCKS (cost $37,943,034)                                38,360,642
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (cost$37,943,034), 100.8%             38,360,642
                                                                    ------------

OTHER ASSETS AND (0.8%)                                                 (301,955)
                                                                    ------------

NET ASSETS, 100.0%                                                  $ 38,058,687
                                                                    ============

* Non-income producing security.

ADR American Depositary Receipt

GDR Global Depositary Receipt



                                       12


                            ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
     Sector                                                            % of
                                                                     Net Assets
--------------------------------------------------------------------------------

    Basic Materials                                                      2.4%
    Communications                                                      11.2%
    Consumer, Cyclical                                                   7.6%
    Consumer, Non-cyclical                                              10.6%
    Diversified                                                          6.6%
    Energy                                                               4.0%
    Financial                                                           34.2%
    Funds                                                                5.7%
    Industrial                                                          11.9%
    Technology                                                           5.1%
    Utilities                                                            1.5%
    Other                                                               (0.8%)
                                                                    ------------
                                                                       100.0%
                                                                    ============


See accompanying Notes to Financial Statements.






                                       13

ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.5%

CONSUMER CYCLICALS: 15.4%
       1,066    Autozone, Inc.*                                     $     82,402
       1,993    Bed Bath & Beyond, Inc.*                                  75,216
       3,325    Best Buy Co., Inc.*                                      120,698
         600    Cintas Corp.                                              29,658
       1,347    Family Dollar Stores, Inc.                                47,482
       2,245    Harley-Davidson, Inc.                                    115,101
       6,441    Home Depot, Inc.                                         236,578
         589    International Game Technology*                            33,396
       3,356    Lowe's Companies, Inc.                                   152,362
       7,058    Mattel, Inc.                                             148,783
       1,315    Maytag Corp.                                              56,085
       3,300    Radioshack Corp.                                          99,198
         900    Starbucks Corp.*                                          22,365
       4,066    Target Corp.                                             154,915
       3,566    TJX Companies, Inc.                                       69,929
       9,679    Wal-Mart Stores, Inc.                                    532,442
       1,836    Yum! Brands, Inc.*                                        53,703
                                                                    ------------
                                                                       2,030,313
                                                                    ------------
CONSUMER NON CYCLICALS: 40.6%
       3,506    Abbott Laboratories                                      132,001
         703    Allergan, Inc.                                            46,925
       2,482    Amgen, Inc.*                                             103,946
       1,707    Anheuser-Busch Companies, Inc.                            85,350
       1,389    Avery Dennison Corp.                                      87,160
         300    Avon Products, Inc.                                       15,672
       1,350    Baxter International, Inc.                                60,008
         782    Biogen, Inc.*                                             32,398
       2,488    Biomet, Inc.                                              67,475
       2,716    Boston Scientific Corp.*                                  79,633
         957    C.R. Bard, Inc.                                           54,147
       1,600    Campbell Soup Co.                                         44,256
         550    Cardinal Health, Inc.                                     33,776
       3,325    Coca-Cola Co.                                            186,200
       1,648    Colgate Palmolive Co.                                     82,482
       1,265    Concord EFS, Inc.*                                        38,127
       2,757    Convergys Corp.*                                          53,706
       2,979    Deluxe Corp.                                             115,853
       1,904    Eli Lilly & Co.                                          107,386
       3,031    Equifax, Inc.                                             81,837
         400    Forest Laboratories, Inc.*                                28,320
       1,930    Guidant Corp.*                                            58,344
       4,001    H&R Block, Inc.                                          184,646
       1,600    H. J. Heinz Co.                                           65,760
       1,087    Health Management Associates, Inc.*                       21,903
       6,251    Healthsouth Corp.*                                        79,950
         450    Hershey Foods Corp.                                       28,125
       1,174    Immunex Corp.*                                            26,227
       2,723    International Flavors & Fragrances, Inc.                  88,470
       6,563    Johnson & Johnson                                        342,982
       1,931    Kellogg Co.                                               69,246




                                       14

ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, Continued
       1,200    Kimberly Clark Corp.                                $     74,400
       2,075    King Pharmaceuticals, Inc.*                               46,169
       1,900    Medimmune, Inc.*                                          50,160
       4,914    Medtronic, Inc.                                          210,565
       4,209    Merck & Co., Inc.                                        213,144
       1,473    Moody's Corp.                                             73,282
       1,329    Paychex, Inc.                                             41,584
       2,482    PepsiCo, Inc.                                            119,632
      16,263    Pfizer, Inc.                                             569,205
       1,988    Pharmacia Corp.                                           74,451
       4,103    Philip Morris Companies, Inc.                            179,219
       2,705    Procter & Gamble Co.                                     241,557
       4,097    Sara Lee Corp.                                            84,562
       3,913    Schering-Plough Corp.                                     96,260
       1,785    Stryker Corp.                                             95,515
       2,709    Sysco Corp.                                               73,739
         632    Tenet Healthcare Corp.*                                   45,220
       1,396    The Gillette Co.                                          47,283
          54    The J.M. Smucker Co.                                       1,843
       5,000    The Kroger Co.                                            99,500
       1,000    Unilever NV - ADR                                         64,800
       1,704    UnitedHealth Group, Inc.                                 156,001
       2,354    UST, Inc.                                                 80,036
       1,800    Wyeth                                                     92,160
         287    Zimmer Holdings, Inc.*                                    10,234
                                                                    ------------
                                                                       5,342,832
                                                                    ------------
FINANCIAL SERVICES: 8.7%
       3,699    Bank of New York Co., Inc.                               124,841
       3,515    Federal National Mortgage Association                    259,231
       1,700    Fifth Third Bancorp                                      113,305
       1,377    Marsh & McLennan Companies, Inc.                         133,018
       2,799    MBNA Corp.                                                92,563
       2,147    Mellon Bank Corp.                                         67,480
       1,058    Northern Trust Corp.                                      46,616
       1,659    SLM Corp.                                                160,757
       1,479    State Street Corp.                                        66,111
       6,819    The Charles Schwab Corp.                                  76,373
                                                                    ------------
                                                                       1,140,295
                                                                    ------------
INDUSTRIALS: 9.8%
       1,307    3M Co.                                                   160,761
         594    General Dynamics Corp.                                    63,172
      28,840    General Electric Co.                                     837,802
       1,801    Rockwell Collins, Inc.                                    49,383
       2,648    The Stanley Works                                        108,595
       2,534    Waters Corp.*                                             67,658
                                                                    ------------
                                                                       1,287,371
                                                                    ------------



                                       15

ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

TECHNOLOGY: 20.2%
       2,756    Adobe Systems, Inc.                                 $     78,546
       4,978    Applied Materials, Inc.*                                  94,682
       2,197    Automatic Data Processing, Inc.                           95,679
       7,879    Dell Computer Corp.*                                     205,957
       3,580    First Data Corp.                                         133,176
       1,575    Fiserv, Inc.*                                             57,818
       4,225    IMS Health, Inc.                                          75,839
      20,849    Intel Corp.                                              380,911
       3,075    International Business Machines Corp. (IBM)              221,400
       1,464    Kla-Tencor Corp.*                                         64,401
       1,737    Lexmark International Group, Inc.*                        94,493
         550    Mercury Interactive Corp.*                                12,628
      10,727    Microsoft Corp.*                                         586,767
       4,462    Nvidia Corp*                                              76,657
      16,277    Oracle Corp.*                                            154,143
       1,314    Pitney Bowes, Inc.                                        52,192
       1,497    QLogic Corp.*                                             57,036
      11,034    Rational Software Corp.*                                  90,589
       5,470    Texas Instruments, Inc.                                  129,639
                                                                    ------------
                                                                       2,662,553
                                                                    ------------
TELECOMMUNICATIONS: 4.8%
      21,232    Cisco Systems, Inc.*                                     296,186
       4,469    Interpublic Group of Companies, Inc.                     110,652
       1,163    McGraw-Hill Companies, Inc.                               69,431
       2,296    Meredith Corp.                                            88,052
       1,783    Univision Communications, Inc.*                           55,986
       1,050    Yahoo!, Inc.*                                             15,498
                                                                    ------------
                                                                         635,805
                                                                    ------------

TOTAL COMMON STOCKS (cost $14,853,030)                                13,099,169
                                                                    ------------


Principal Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.5%
$     63,676    Union Bank of California Money Market Fund          $     63,676
                                                                    ------------

TOTAL SHORT-TERM INVESTMENT (cost $63,676)                                63,676
                                                                    ------------

TOTAL INVESTMENT 100.0%                                               13,162,845
                                                                    ------------

OTHER ASSETS AND LIABILITIES, NET, (0.0)%                                 (1,194)
                                                                    ------------

NET ASSETS, 100.0%                                                  $ 13,161,651
                                                                    ============


* Non-income producing security.

See accompanying Notes to Financial Statements.



                                       16

ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.5%

BASIC MATERIALS: 5.1%
       2,000    Alcoa, Inc.                                         $     66,300
       2,131    Ashland Inc.                                              86,305
       2,407    E. I. du Pont de Nemours and Co.                         106,871
       3,366    Engelhard Corp.                                           95,325
         900    International Paper Co.                                   39,222
       2,444    Louisiana Pacific Corp.*                                  25,882
       1,455    MeadWestvaco Corp.                                        48,830
         400    PPG Industries, Inc.                                      24,760
       3,648    Sherwin-Williams Co.                                     109,185
       2,898    The Dow Chemical Co.                                      99,633
       2,843    USX - U. S. Steel Group                                   56,547
                                                                    ------------
                                                                         758,860
                                                                    ------------
CONSUMER CYCLICALS: 13.7%
       2,573    Carnival Corp.                                            71,246
       2,320    Centex Corp.                                             134,073
       4,519    Circuit City Stores, Inc.                                 84,731
       4,190    Cooper Tire & Rubber                                      86,104
       1,181    Costco Wholesale Corp.*                                   45,610
       4,047    Dana Corp.                                                74,991
       2,512    Delphi Automotive Systems Corp.                           33,158
       1,974    Delta Air Lines, Inc.                                     39,480
       1,689    Federated Department Stores*                              67,053
       2,250    Ford Motor Co.                                            36,000
         509    General Motors Corp.                                      27,206
       2,394    Harrah's Entertainment, Inc.                             106,174
       5,155    Hasbro, Inc.                                              69,902
       1,584    International Game Technology*                            89,813
       4,549    J.C. Penney Co., Inc.                                    100,169
       1,614    Jones Apparel Group, Inc.*                                60,525
       3,164    Liz Claiborne, Inc.                                      100,615
       2,222    McDonald's Corp.                                          63,216
       5,928    Office Depot, Inc.*                                       99,590
       1,948    Pulte Corp.                                              111,971
         700    Radioshack Corp.                                          21,042
       1,601    Sabre Holdings Corp.*                                     57,316
       3,118    Sears, Roebuck & Co.                                     169,307
       1,050    Southwest Airlines Co.                                    16,968
       1,100    The Goodyear Tire & Rubber Co.                            20,581
       2,200    Toys R US, Inc.*                                          38,434
       1,803    VF Corp.                                                  70,696
       4,760    Visteon Corp.                                             67,592
         867    Whirlpool Corp.                                           56,667
                                                                    ------------
                                                                       2,020,230
                                                                    ------------
CONSUMER NON CYCLICALS: 6.3%
       1,508    Aetna, Inc.                                               72,339
       2,663    American Greetings Corp.                                  44,366
       2,775    Archer-Daniels-Midland Co.                                35,492
      10,683    Cendant Corp.*                                           169,646
       2,469    Conagra, Inc.                                             68,268




                                       17

ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, Continued
       5,774    Convergys Corp.*                                    $    112,478
       1,356    Fortune Brands, Inc.                                      75,936
         984    HCA, Inc.                                                 46,740
         960    McKesson Corp.                                            31,392
       5,094    Quintiles Transnational Corp.*                            63,624
       1,012    Safeway, Inc.*                                            29,540
         597    Watson Pharmaceuticals, Inc.*                             15,086
       2,032    Wellpoint Health Networks, Inc.*                         158,110
                                                                    ------------
                                                                         923,017
                                                                    ------------
ENERGY: 11.5%
         595    Amerada Hess Corp.                                        49,087
         294    Ameren Corp.                                              12,645
       1,071    American Electric Power Co., Inc.                         42,861
       1,188    Anadarko Petroleum Corp.                                  58,568
       1,540    Apache Corp.                                              88,519
         641    Baker Hughes, Inc.                                        21,339
       2,351    ChevronTexaco Corp.                                      208,063
       2,180    Duke Energy Corp.                                         67,798
      13,205    Exxon Mobil Corp.                                        540,349
       5,565    Marathon Oil Corp.                                       150,923
       1,011    Nabors Industries, Inc.*                                  35,688
         926    Phillips Petroleum Co.                                    54,523
       1,275    Rowan Companies, Inc.*                                    27,349
       4,607    Royal Dutch Petroleum Co. ADR                            254,629
       1,373    Schlumberger Ltd.                                         63,844
         710    Transocean Sedco Forex, Inc.                              22,116
                                                                    ------------
                                                                       1,698,301
                                                                    ------------
FINANCIAL SERVICES: 36.8%
       4,377    ACE Ltd.                                                 138,313
         967    AMBAC Financial Group, Inc.                               64,982
       5,001    American International Group, Inc.                       341,218
       4,696    Amsouth Bancorporation                                   105,096
       3,835    Bank Of America Corp.                                    269,831
       3,224    Bank One Corp.                                           124,060
       2,296    BB&T Corp.                                                88,626
       1,738    Bear Stearns Companies, Inc.                             106,366
       1,345    Capital One Financial Corp.                               82,112
       2,962    Charter One Financial, Inc.                              101,834
       1,395    Cigna Corp.                                              135,901
      13,785    Citigroup, Inc.                                          534,169
       1,059    Comerica, Inc.                                            65,023
       3,143    Federal Home Loan Mortgage Corp.                         192,352
       2,137    FleetBoston Financial Corp.                               69,132
       1,403    Golden West Financial Corp.                               96,498
       3,167    Household International, Inc.                            157,400
       2,183    John Hancock Financial Services                           76,842
       3,064    JP Morgan Chase & Co.                                    103,931
       3,454    KeyCorp                                                   94,294
       1,619    Lehman Brothers Holdings, Inc.                           101,220
       1,159    Lincoln National Corp.                                    48,678
       1,122    Loews Corp.                                               59,455




                                       18

ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, Continued
       1,740    MBIA, Inc.                                          $     98,362
       2,126    Merrill Lynch & Co.                                       86,103
       2,775    Metlife, Inc.                                             79,920
       1,472    MGIC Investment Corp.                                     99,802
       3,592    Morgan Stanley Dean Witter & Co.                         154,743
       3,978    National City Corp.                                      132,268
       1,779    PNC Financial Services Group                              93,006
       1,149    Progressive Corp.                                         66,470
       2,863    SouthTrust Corp.                                          74,782
         861    Suntrust Banks, Inc.                                      58,307
       1,992    T Rowe Price Group, Inc.                                  65,497
       2,236    The Allstate Corp.                                        82,687
         945    The Chubb Corp.                                           66,906
       2,256    Torchmark Corp.                                           86,179
       2,103    Union Planters Corp.                                      68,074
       2,289    UnumProvident Corp.                                       58,255
       8,182    US Bancorp                                               191,050
       4,278    Wachovia Corp.                                           163,334
       6,533    Washington Mutual, Inc.                                  242,440
       3,752    Wells Fargo & Co.                                        187,825
       1,422    Xl Capital Ltd.                                          120,443
                                                                    ------------
                                                                       5,433,786
                                                                    ------------
INDUSTRIALS: 8.6%
       1,600    Agilent Technologies, Inc.*                               37,840
       7,531    Allied Waste Industries, Inc.                             72,298
       5,530    American Power Conversion Corp.*                          69,844
         877    Boeing Co.                                                39,465
         640    Burlington Northern Santa Fe Corp.                        19,200
         963    Caterpillar, Inc.                                         47,139
       1,240    Cooper Industries, Inc.                                   48,732
       1,888    Dover Corp.                                               66,080
       1,071    Emerson Electric Co.                                      57,309
         900    FedEx Corp.*                                              48,060
         817    General Dynamics Corp.                                    86,888
       2,574    Honeywell International, Inc.                             90,682
         840    Illinois Tool Works, Inc.                                 57,372
       1,603    Ingersoll-Rand Co.                                        73,193
         551    Northrop Grumman Corp.                                    68,875
         490    Raytheon                                                  19,967
       2,011    Rockwell Collins, Inc.                                    55,142
       6,689    Sanmina Corp.*                                            42,208
         800    Textron, Inc.                                             37,520
       1,061    United Technologies Corp.                                 72,042
       3,034    Waste Management, Inc.                                    79,036
       4,137    Worthington Industries, Inc.                              74,880
                                                                    ------------
                                                                       1,263,772
                                                                    ------------
TECHNOLOGY: 4.3%
       5,205    Advanced Micro Devices, Inc.*                             50,593
       7,957    Autodesk, Inc.                                           105,430
       4,314    Broadcom Corp.*                                           75,668
       1,250    Computer Sciences Corp.*                                  59,750




                                       19

ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

TECHNOLOGY, Continued
      10,570    Compuware Corp.*                                    $     64,160
       6,944    Hewlett-Packard Co.                                      106,104
       3,280    Micron Technology, Inc.*                                  66,322
      19,329    Palm, Inc.*                                               34,019
       9,542    Rational Software Corp.*                                  78,340
                                                                    ------------
                                                                         640,386
                                                                    ------------
TELECOMMUNICATIONS: 12.4%
         678    Alltel Corp.                                              31,866
       7,510    AOL Time Warner, Inc.*                                   110,472
      11,407    AT&T Corp.                                               122,055
      10,650    AT&T Wireless Services, Inc.*                             62,302
      18,993    Avaya, Inc.*                                              94,015
       4,161    BellSouth Corp.                                          131,071
       8,380    CIENA Corp.*                                              35,112
       3,789    Comcast Corp.*                                            90,330
       1,640    Gannett Co., Inc.                                        124,476
      33,770    JDS Uniphase Corp.*                                       90,166
       4,303    Motorola, Inc.                                            62,049
       9,463    SBC Communications, Inc.                                 288,622
       3,639    Scientific-Atlanta, Inc.                                  59,862
       4,900    The Walt Disney Co.                                       92,610
       6,262    Verizon Communications                                   251,419
       4,259    Viacom, Inc. - Class B*                                  188,972
                                                                    ------------
                                                                       1,835,399
                                                                    ------------
UTILITIES: 0.8%
         300    Allegheny Energy, Inc.                                     7,725
         500    Entergy Corp.                                             21,220
         711    FirstEnergy Corp.                                         23,733
       1,750    NiSource, Inc.                                            38,203
         400    TXU Corp.                                                 20,620
                                                                    ------------
                                                                         111,501
                                                                    ------------

TOTAL COMMON STOCKS (cost $15,950,966)                                14,685,252
                                                                    ------------


Principal Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.4%
$     61,901    Union Bank of California Money Market Fund          $     61,901
                                                                    ------------

TOTAL SHORT-TERM INVESTMENT (cost $61,901)                                61,901
                                                                    ------------

TOTAL INVESTMENT (COST $16,012,867), 99.9%                            14,747,153
                                                                    ------------

OTHER ASSETS AND LIABILITIES, NET, 0.1%                                   16,706
                                                                    ------------

NET ASSETS, 100.0%                                                  $ 14,763,859
                                                                    ============

* Non-income producing security.

See accompanying Notes to Financial Statements.



                                       20

ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.3%

BASIC MATERIALS: 1.4%
       1,221    Cabot Microelectronics Corp.*                       $     52,698
       1,986    Plum Creek Timber Co., Inc.                               60,970
       1,000    Solutia, Inc.                                              7,020
       2,064    Stillwater Mining Co.*                                    33,602
       1,056    Valspar Corp.                                             47,668
                                                                    ------------
                                                                         201,958
                                                                    ------------
CONSUMER CYCLICALS: 20.1%
       1,830    99 Cents Only Stores, Inc.*                               46,939
       3,114    Abercrombie & Fitch Co.*                                  75,110
       1,967    Action Performance Companies, Inc.*                       62,157
       1,838    American Eagle Outfitters, Inc.*                          38,855
       4,464    Applebees International, Inc.                            102,449
       3,804    Arogosy Gaming Co.*                                      108,034
       1,815    Atlantic Coast Airlines Holdings, Inc.*                   39,385
       1,693    BJ's Wholesale Club, Inc.*                                65,180
       1,273    Brinker International, Inc.*                              40,418
       1,800    CDW Computer Centers, Inc.*                               84,258
       1,923    Chico's FAS, Inc.*                                        69,843
         859    Christopher & Banks Corp.*                                36,336
         819    Coach, Inc.*                                              44,963
       2,908    Copart, Inc.*                                             47,197
       1,082    Cost Plus, Inc.*                                          32,957
       2,005    Dollar Tree Stores*                                       79,017
       1,213    Ethan Allen Interiors, Inc.                               42,273
       4,258    Factory 2-U Stores, Inc.*                                 58,973
       1,180    Family Dollar Stores, Inc.                                41,595
       1,460    Fastenal Co                                               56,225
       1,906    Frontier Airlines, Inc.*                                  15,496
       1,608    Gap, Inc.                                                 22,834
       1,630    GTECH Holdings Corp.*                                     41,630
       2,756    Hancock Fabrics, Inc.                                     51,206
       2,195    Herman Miller, Inc.                                       44,558
       1,371    Hot Topic, Inc.*                                          36,619
       1,106    Insight Enterprises, Inc.*                                27,860
       1,096    International Game Technology*                            62,143
       1,260    Jones Apparel Group, Inc.*                                47,250
       3,674    K-Swiss, Inc.                                             95,451
       1,109    Lands' End, Inc.                                          68,747
       1,884    Macrovision Corp.*                                        24,699
         936    Michaels Stores, Inc.*                                    36,504
       2,636    Monaco Coach Corp.*                                       56,147
         261    NVR, Inc.                                                 84,303
       1,554    O'Reilly Automotive, Inc.*                                42,828
       2,347    OshKosh B'Gosh, Inc.                                     102,071
       2,274    Outback Steakhouse, Inc.*                                 79,817
       2,112    Panera Bread Co. - Class A*                               72,801



                                       21
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SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

CONSUMER CYCLICALS, Continued
       2,560    Pier 1 Imports, Inc.                                $     53,760
       1,397    Polaris Industries, Inc.                                  90,805
         873    Regis Corp.                                               23,588
       1,145    Ross Stores, Inc.                                         46,659
         800    Ryland Group, Inc.                                        39,800
       2,508    SCP Pool Corp.*                                           69,622
         971    Skywest, Inc.                                             22,712
       2,057    Sonic Corp.*                                              64,610
       1,411    The Cheesecake Factory, Inc.*                             50,062
       1,792    The Children's Place Retail Stores, Inc.*                 47,490
       2,059    The Timberland Co.*                                       73,753
         688    Thor Industries, Inc.                                     49,027
       1,541    Ultimate Electronics, Inc.*                               39,927
       2,190    Williams-Sonoma, Inc.*                                    67,145
       1,894    WMS Industries, Inc.*                                     23,201
                                                                    ------------
                                                                       2,947,289
                                                                    ------------
CONSUMER NON CYCLICALS: 25.5%
         600    AmerisourceBergen Corp.                                   45,600
       3,904    Apogent Technologies, Inc.*                               80,305
       3,944    Apollo Group, Inc.*                                      155,472
       2,694    Arbitron Inc.*                                            84,053
       3,177    ArthroCare Corp.*                                         40,856
       1,539    Barr Laboratories, Inc.*                                  97,773
       1,015    Beckman Coulter, Inc.                                     50,648
       1,698    Biosite, Inc.*                                            47,799
       2,788    Cendant Corp.*                                            44,273
       3,502    Corinthian Colleges, Inc.*                               118,683
       2,902    Covance, Inc.*                                            54,412
       2,639    Dentsply International, Inc.                              97,405
       1,922    DeVry, Inc.*                                              43,898
         800    Diagnostic Products Corp.                                 29,600
       3,233    Express Scripts, Inc.*                                   162,006
       4,054    First Health Group Corp.*                                113,674
       2,793    Fossil, Inc.*                                             57,424
       2,324    Gartner Group, Inc. - Class B*                            21,846
       1,876    Gilead Sciences, Inc.*                                    61,683
       2,700    Health Management Associates, Inc.*                       54,405
       2,794    Health Net, Inc.*                                         74,795
       1,861    Hillenbrand Industries, Inc.                             104,495
       2,855    Hormel Foods Corp.                                        68,349
       1,395    Idec Pharmaceuticals Corp.*                               49,453
       3,647    Inamed Corp.*                                             97,448
       2,696    ITT Educational Services, Inc.*                           58,773
       1,464    John H. Harland Co.                                       41,285
       1,581    Kroll Inc.*                                               33,169
       1,196    LifePoint Hospitals, Inc.*                                43,427
       5,726    Lincare Holdings, Inc.*                                  184,950
         858    Manpower, Inc.                                            31,531
       1,000    Maximus, Inc.*                                            31,700




                                       22
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                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------


CONSUMER NON CYCLICALS, Continued
       2,988    McCormick & Company, Inc.                           $     76,941
       6,531    Memberworks, Inc.*                                       121,019
       2,206    Mylan Laboratories, Inc.                                  69,158
       2,152    Oxford Health Plans, Inc.*                                99,982
       1,530    Pharmaceutical Product Development, Inc.*                 40,300
       4,391    Pre-Paid Legal Services, Inc.*                            87,381
       6,257    PRG-Schultz International, Inc.*                          77,024
       1,750    Priority Healthcare Corp.*                                41,125
       2,215    Province Healthcare Co.*                                  49,527
       1,831    Quest Diagnostics, Inc.*                                 157,558
       1,973    Respironics, Inc.*                                        67,181
       1,331    Smithfield Foods, Inc.*                                   24,690
       1,656    Sotheby's Holdings, Inc.*                                 23,598
       1,717    StarTek, Inc.*                                            45,913
       1,100    SurModics, Inc.*                                          28,589
       2,598    Sybron Dental Specialties, Inc.*                          48,063
         740    Techne Corp.*                                             20,883
       3,000    The Dial Corp.                                            60,060
       1,165    The Scotts Co.*                                           52,891
       1,947    Universal Health Services, Inc. - Class B                 95,403
       2,236    Valassis Communications, Inc.                             81,614
         981    Visx, Inc.*                                               10,693
       2,496    WD-40 Co.                                                 69,289
                                                                    ------------
                                                                       3,730,072
                                                                    ------------
ENERGY: 1.2%
       1,209    BJ Services Co.*                                          40,961
       1,834    Cal Dive International, Inc.*                             40,348
       1,462    Santa Fe International Corp.                              39,986
       2,630    XTO Energy, Inc.                                          54,178
                                                                    ------------
                                                                         175,473
                                                                    ------------
FINANCIAL SERVICES: 12.6%
       1,339    AmeriCredit Corp.*                                        37,559
       2,927    Arthur J. Gallagher & Co.                                101,421
         549    Commerce Bancorp, Inc.                                    24,266
       2,772    Community First Bankshares, Inc.                          72,321
       1,408    Cullen/Frost Bankers, Inc.                                50,618
       1,130    East West Bancorp, Inc.                                   39,008
       2,924    Eaton Vance Corp.                                         91,229
       1,090    Fidelity National Financial, Inc.                         34,444
       2,260    Financial Federal Corp.*                                  74,806
       2,515    First Tennessee National Corp.                            96,324
       1,403    Greater Bay Bancorp                                       43,156
       1,600    Greenpoint Financial Corp.                                78,560
       2,391    Hilb Rogal & Hamilton Co.                                108,193
       2,569    Hudson United Bancorp                                     73,371
       2,320    Investment Technology Group, Inc.*                        75,864
       2,292    Investors Financial Services Corp.                        76,874
         746    Legg Mason, Inc.                                          36,808
       2,493    Neuberger Berman, Inc.                                    91,244




                                       23

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, Continued
       2,809    North Fork Bancorporation, Inc.                     $    111,826
       1,710    Southwest Bancorporation of Texas, Inc.*                  61,936
       4,703    Sterling Bancshares, Inc.                                 69,463
       2,196    TCF Financial Corp.                                      107,824
       3,039    Trustco Bank Corp. NY                                     40,024
       2,000    UCBH Holdings, Inc.                                       76,020
       3,550    Waddell & Reed Financial, Inc.                            81,366
       2,052    Westamerica Bancorporation                                81,177
                                                                    ------------
                                                                       1,835,702
                                                                    ------------
INDUSTRIALS: 13.2%
       1,071    Advanced Energy Industries, Inc.*                         23,755
       1,614    American Standard Companies, Inc.*                       121,211
       1,685    Apogee Enterprises, Inc.                                  24,197
       2,812    Armor Holdings, Inc.*                                     71,706
       2,869    Baldor Electric Co.                                       72,299
       1,712    C.H. Robinson Worldwide, Inc.                             57,403
       1,545    CLARCOR, Inc.                                             48,899
         906    CUNO, Inc.*                                               32,779
       1,400    Cymer, Inc.*                                              49,056
       1,721    Donaldson Co., Inc.                                       60,304
       2,683    DRS Technologies, Inc.*                                  114,698
       1,399    Elcor Corp.                                               38,263
       2,428    Expeditors International of Washington, Inc.              80,512
       2,991    Federal Signal Corp.                                      71,784
       4,570    Flextronics International Ltd.*                           32,584
       2,355    Flowserve Corp.*                                          70,179
       1,603    Forward Air Corp.*                                        52,546
       2,073    Gentex Corp.*                                             56,945
       3,154    Graco, Inc.                                               79,292
       2,871    GrafTech International Ltd.*                              35,313
       1,411    Heartland Express, Inc.*                                  33,765
       2,222    Insituform Technologies, Inc.*                            47,062
         724    L-3 Communications Holdings, Inc.*                        39,096
         761    Landstar System, Inc.*                                    81,313
       1,640    Lindsay Manufacturing Co.                                 37,966
       1,117    Nordson Corp.                                             27,545
       1,200    Rogers Corp.                                              32,772
       3,361    Roper Industries, Inc.                                   125,365
       1,205    Sonoco Products Co.                                       34,126
         793    SPX Corp.                                                 93,177
       2,177    Technitrol, Inc.                                          50,724
       4,265    Trimble Navigation Ltd.*                                  66,107
       2,680    Waters Corp.*                                             71,556
                                                                    ------------
                                                                       1,934,299
                                                                    ------------



                                       24

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

TECHNOLOGY: 17.5%
       2,933    Affiliated Computer Services, Inc.*                 $    139,259
       4,830    ANSYS, Inc.*                                              97,083
       3,072    Axcelis Technologies, Inc.*                               34,714
       1,322    BARRA, Inc.*                                              49,152
       1,600    Bisys Group, Inc.*                                        53,280
       1,182    Business Objects S.A. ADS*                                33,214
       2,043    CACI International, Inc.*                                 78,022
       8,132    Cadence Design Systems, Inc.*                            131,088
         600    Cerner Corp.*                                             28,698
       2,014    Certegy, Inc.*                                            74,740
       1,742    ChoicePoint, Inc.*                                        79,209
       3,495    Cognos, Inc.*                                             77,554
       4,453    CSG Systems International, Inc.*                          85,230
       1,799    DST Systems, Inc.*                                        82,232
       1,324    Dun & Bradstreet Corp.*                                   43,758
       1,516    Electronic Arts, Inc.*                                   100,132
       7,322    ESS Technology, Inc.*                                    128,428
       2,041    FactSet Research Systems, Inc.                            60,761
         829    Fair, Isaac and Company, Inc.                             27,249
       2,905    Global Payments, Inc.                                     86,424
         650    International Rectifier Corp.*                            18,947
       2,330    Inter-Tel, Inc.                                           39,866
       1,753    Jack Henry & Associates, Inc.                             29,258
       2,524    Keane, Inc.*                                              31,298
       4,334    Kopin Corp.*                                              28,604
       1,394    Kronos, Inc.*                                             42,502
       2,181    Lam Research Corp.*                                       39,214
       1,996    Microchip Technology, Inc.*                               54,750
       1,312    MICROS Systems, Inc.*                                     36,356
       3,382    Microsemi Corp.*                                          22,321
       4,265    Midway Games, Inc.*                                       36,253
       6,500    MRO Software, Inc.*                                       73,970
         700    National Instruments Corp.*                               22,792
       1,473    NDCHealth Corp.                                           41,097
       1,694    Nvidia Corp*                                              29,103
       2,162    Photronics, Inc.*                                         40,948
       1,270    Rational Software Corp.*                                  10,427
      32,679    Redback Networks, Inc.*                                   58,495
       2,587    SEI Investments Co.                                       72,876
         983    Semtech Corp.*                                            26,246
       4,302    SunGard Data Systems, Inc.*                              113,917
       3,759    Synopsys, Inc.*                                          206,031
                                                                    ------------
                                                                       2,565,498
                                                                    ------------




                                       25

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

TELECOMMUNICATIONS: 7.4%
       2,112    ADVO, Inc.                                          $     80,404
       3,073    Catalina Marketing Corp.*                                 86,720
       1,311    Entercom Communications Corp. - Class A*                  60,175
       5,839    Extreme Networks, Inc.*                                   57,047
       8,639    Foundry Networks, Inc.*                                   60,732
       4,025    Harte Hanks, Inc.                                         82,714
       3,981    Metro One Telecommunications, Inc.*                       55,575
       1,832    Network Associates, Inc.*                                 35,303
       4,092    Plantronics, Inc.*                                        77,789
       3,676    Price Communications Corp.*                               58,816
         964    Scholastic Corp.*                                         36,536
       4,390    Symantec Corp.*                                          144,212
       3,986    The Reader's Digest Association, Inc.                     74,658
         100    Washington Post Co. - Class B                             54,500
       3,266    Westwood One, Inc.*                                      109,150
                                                                    ------------
                                                                       1,074,331
                                                                    ------------
UTILITIES: 0.4%
       2,400    DPL, Inc.                                                 63,480
                                                                    ------------


TOTAL COMMON STOCKS (cost $14,769,905)                                14,528,102
                                                                    ------------


Principal Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.2%

$     37,451    Union Bank of California Money Market Fund          $     37,451
                                                                    ------------

TOTAL SHORT-TERM INVESTMENT (cost $37,451)                                37,451
                                                                    ------------

TOTAL INVESTMENTS (cost $14,807,356) 99.5%                            14,565,553
                                                                    ------------

OTHER ASSETS AND LIABILITIES, NET, 0.5%                                   66,968
                                                                    ------------

NET ASSETS, 100.0%                                                  $ 14,632,521
                                                                    ============

* Non-income producing security.

See accompanying Notes to Financial Statements.



                                       26

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.5%

BASIC MATERIALS: 5.7%
       5,814    Airgas, Inc.*                                       $    100,582
       2,149    AK Steel Holding Corp.                                    27,529
         750    Bowater, Inc.                                             40,777
       2,500    Buckeye Technologies, Inc.*                               24,500
       1,723    Cabot Corp.                                               49,364
       3,900    Caraustar Industries, Inc.                                48,672
         800    Carpenter Technology                                      23,048
       1,416    Century Aluminum Co.                                      21,084
       2,014    Cleveland-Cliffs, Inc.                                    55,586
       3,987    Crompton Corp.                                            50,834
       2,040    IMC Global, Inc.                                          25,500
       1,053    Lubrizol Corp.                                            35,275
       1,953    Lyondell Chemical Co.                                     29,490
         859    Minerals Technologies, Inc.                               42,366
       1,580    OM Group, Inc.                                            97,960
       2,797    PolyOne Corp.                                             31,466
         970    Potlach Corp.                                             32,999
       5,291    RPM, Inc.                                                 80,688
       2,500    RTI International Metals, Inc.                            30,375
                                                                    ------------
                                                                         848,095
                                                                    ------------
CONSUMER CYCLICALS: 20.0%
         952    Advance Auto Parts, Inc.*                                 51,894
       4,372    ArvinMeritor, Inc.                                       104,928
       4,627    Aztar Corp.*                                              96,242
       1,077    Barnes & Noble, Inc.*                                     28,465
       5,981    Bassett Furniture Industries, Inc.                       116,624
       2,823    Bob Evans Farms, Inc.                                     88,868
       2,183    Borders Group, Inc.*                                      40,167
       1,811    Borg-Warner, Inc.                                        104,603
         345    Brinker International, Inc.*                              10,954
       1,731    Burlington Coat Factory Warehouse Corp.                   36,784
       2,206    Callaway Golf Co.                                         34,943
       7,604    Cash America International, Inc.                          69,957
       2,606    CBRL Group, Inc.                                          79,535
       2,101    Clayton Homes, Inc.                                       33,196
       3,124    D.R. Horton, Inc.                                         81,318
       2,841    Extended Stay America, Inc.*                              46,081
       2,006    Footstar, Inc.*                                           49,087
       2,152    Furniture Brands International, Inc.*                     65,098
       1,596    G&K Services, Inc.                                        54,647
       2,729    Haggar Corp.                                              43,800
       1,138    International Speedway Corp.                              45,634
       5,505    Jakks Pacific, Inc.*                                      97,494
       1,764    La-Z-Boy, Inc.                                            44,488
       2,299    Lear Corp.*                                              106,329
       1,506    Lennar Corp.                                              92,167
       1,186    Linens 'n Things, Inc.*                                   38,913
       2,912    Mesa Air Group, Inc.*                                     26,790



                                       27


                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

CONSUMER CYCLICALS, Continued
       1,864    Mohawk Industries, Inc.*                            $    114,692
       2,056    Neiman Marcus Group, Inc.                                 71,343
       2,601    Oxford Industries, Inc.                                   72,828
       7,237    Park Place Entertainment Corp.*                           74,179
       2,350    Pegasus Solutions, Inc.*                                  41,125
       3,328    Pep Boys - Manny, Moe & Jack                              56,077
       2,000    Pier 1 Imports, Inc.                                      42,000
       3,513    Prime Hospitality Corp.*                                  45,634
       4,289    Ryan's Family Steak Houses, Inc.*                         56,658
         852    Ryland Group, Inc.                                        42,387
       2,722    Saks, Inc.*                                               34,950
       6,339    Salton, Inc.*                                             90,965
       3,169    School Specialty, Inc.*                                   84,169
       2,001    Six Flags, Inc.                                           28,914
         440    Standard Pacific Corp.                                    15,435
       4,221    TBC Corp.*                                                67,029
       2,364    Tech Data Corp.*                                          89,477
       1,582    The Men's Wearhouse, Inc.*                                40,341
       2,800    Toll Brothers, Inc.*                                      82,040
       5,323    Tower Automotive, Inc.*                                   74,256
       1,499    Zale Corp.*                                               54,339
                                                                    ------------
                                                                       2,967,844
                                                                    ------------
CONSUMER NON CYCLICALS: 11.3%
       3,805    AdvancePCS*                                               91,092
       1,183    Blyth Industries, Inc.                                    36,933
       3,192    Bowne & Co., Inc.                                         47,050
       3,410    Chemed Corp.                                             128,523
       2,822    Conmed Corp.*                                             63,015
       3,231    Consolidated Graphics, Inc.*                              61,389
       1,128    Constellation Brands, Inc. - Class A*                     36,096
       3,574    Curative Health Services, Inc.*                           59,972
       1,200    Dean Foods Co.*                                           44,760
       1,823    J & J Snack Foods Corp.*                                  81,962
       7,977    MPS Group, Inc.*                                          67,804
       3,209    Nash Finch Co.                                           102,560
       2,659    NCO Group, Inc.*                                          57,913
       1,438    Omnicare, Inc.                                            37,762
       3,444    PacifiCare Health Systems, Inc.*                          93,677
       2,827    Pennzoil - Quaker State Co.                               60,865
       3,215    PRG-Schultz International, Inc.*                          39,577
       3,063    Quanta Services Inc.*                                     30,232
       1,704    R.J. Reynolds Tobacco Holdings, Inc.                      91,590
       2,066    Russ Berrie & Co., Inc.                                   73,136
       4,200    Sola International, Inc.*                                 48,300
       6,178    Theragenics Corp.*                                        52,081
       2,764    Tyson Foods, Inc.                                         42,870
       4,086    United Rentals, Inc.*                                     89,075
         780    Universal Corp.                                           28,626
       4,300    US Oncology, Inc.*                                        35,819
       2,698    Viad Corp.                                                70,148
                                                                    ------------
                                                                       1,672,827
                                                                    ------------



                                       28


                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

ENERGY: 6.2%
       2,410    Aquila, Inc.                                        $     19,280
         611    Cooper Cameron Corp.*                                     29,585
       2,102    Grant Prideco, Inc.*                                      28,587
       2,223    Massey Energy Co.                                         28,232
         707    Murphy Oil Corp.                                          58,328
       2,202    National Fuel Gas Co.                                     49,567
       2,191    National-Oilwell, Inc.*                                   46,121
         954    Newfield Exploration Co.*                                 35,460
       1,245    Noble Energy, Inc.                                        44,882
       3,641    Ocean Energy, Inc.                                        78,900
       1,041    Patterson-UTI Energy, Inc.*                               29,387
       1,997    Pioneer Natural Resources Co.                             52,022
       1,269    Pogo Producing Co.                                        41,395
       5,437    Pride International, Inc.*                                85,143
       2,164    Questar Corp.                                             53,451
       1,719    St Mary Land & Exploration Co.                            41,134
       1,280    Tidewater, Inc.                                           42,138
       1,856    Valero Energy Corp.                                       69,452
       4,573    Varco International, Inc.*                                80,210
                                                                    ------------
                                                                         913,274
                                                                    ------------
FINANCIAL SERVICES: 22.9%
       1,302    A.G. Edwards, Inc.                                        50,609
       1,262    Allmerica Financial Corp.                                 58,304
       1,078    American Financial Holdings, Inc.                         32,254
       4,092    AmeriCredit Corp.*                                       114,781
       2,082    Astoria Financial Corp.                                   66,728
       2,126    Bank of Hawaii Corp.                                      59,528
       3,546    Banknorth Group, Inc.                                     92,267
       1,509    City National Corp.                                       81,109
       4,493    Colonial BancGroup, Inc.                                  67,395
       3,078    Compass Bancshares, Inc.                                 103,421
       1,798    Downey Financial Corp.                                    85,045
       1,834    Everest Re Group Ltd.                                    102,612
       2,978    Fidelity National Financial, Inc.                         94,105
         842    First American Financial Corp.                            19,366
       3,083    FirstMerit Corp.                                          85,029
      20,874    Fremont General Corp.                                     87,253
       2,560    Golden State Bancorp, Inc.                                92,800
       1,113    HCC Insurance Holdings, Inc.                              29,328
       4,745    Hibernia Corp.                                            93,904
       1,406    Hospitality Properties Trust                              51,319
       3,583    Independence Community Bank Corp.                        102,940
       1,685    Labranche & Co., Inc.*                                    38,587
       1,367    M&T Bank Corp.                                           117,234
       2,928    Marshall & Ilsley Corp.                                   90,563
       1,952    Mercantile Bankshares Corp.                               80,091
       7,731    Metris Companies, Inc.                                    64,245
       1,610    Mony Group, Inc.                                          54,756
       3,008    National Commerce Financial Corp.                         79,110
       2,566    New York Community Bancorp, Inc.                          69,539




                                       29

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, Continued
         744    Nuveen Cal Mun Market, Inc.                         $     11,116
       2,955    Ohio Casualty Corp.                                       61,760
       2,532    Old Republic International Corp.                          79,758
       1,030    Protective Life Corp.                                     34,093
       3,021    Radian Group, Inc.                                       147,576
       1,710    Raymond James Financial, Inc.                             48,684
       3,049    Shurgard Storage Centers, Inc.                           105,800
       2,276    Silicon Valley Bancshares                                 59,995
       5,364    Sovereign Bancorp, Inc.                                   80,192
       1,854    Susquehanna Bancshares, Inc.                              42,104
       1,935    SWS Group, Inc.                                           37,965
       3,871    The PMI Group, Inc.                                      147,872
       2,717    The South Financial Group, Inc.                           60,885
       2,810    UICI*                                                     56,762
         400    United Securities Bancshares, Inc.                        10,864
       1,395    Unitrin, Inc.                                             49,899
       3,155    Washington Federal, Inc.                                  79,695
         695    Washington Mutual, Inc.                                   25,791
       1,309    Webster Financial Corp.                                   50,056
       1,456    Whitney Holding Corp.                                     44,757
                                                                    ------------
                                                                       3,399,846
                                                                    ------------
INDUSTRIALS: 16.1%
       1,225    A.O. Smith Corp.                                          38,232
       2,023    AAR Corp.                                                 20,635
       5,824    AGCO Corp.                                               113,568
       1,749    Airborne, Inc.                                            33,581
       1,532    Alexander & Baldwin, Inc.                                 39,112
       3,762    Applied Industrial Technologies, Inc.                     73,359
       1,875    Arrow Electronics, Inc.*                                  38,906
       2,328    Avnet, Inc.                                               51,193
       1,920    Belden, Inc.                                              40,013
       3,360    Checkpoint Systems, Inc.*                                 39,312
       1,100    CNF, Inc.                                                 41,778
         927    Coherent, Inc.*                                           27,383
       2,222    Dycom Industries, Inc.*                                   25,975
       2,500    EGL, Inc.*                                                42,400
       2,339    Energizer Holdings, Inc.*                                 64,135
       2,188    Gatx Corp.                                                65,859
       1,545    Granite Construction, Inc.                                39,089
       3,138    Griffon Corp.*                                            56,798
       1,727    Hubbell, Inc.                                             58,977
       1,087    IDEX Corp.                                                36,415
       1,182    J.B. Hunt Transport Services, Inc.*                       34,893
       1,317    Kaydon Corp.                                              31,094
       2,228    Kemet Corp.*                                              39,792
       1,100    Lancaster Colony Corp.                                    39,226
       1,700    Lennox International, Inc.                                30,583
       3,320    Lydall, Inc.*                                             50,630
         779    Martin Marietta Materials, Inc.                           30,381
       6,057    Methode Electronics, Inc.                                 77,348



                                       30


                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

INDUSTRIALS, Continued
       2,810    Milacron, Inc.                                      $     28,522
       2,650    Myers Industries, Inc.                                    45,421
       1,865    Packaging Corp of America*                                37,095
       1,680    Pentair, Inc.                                             80,774
       2,555    Precision Castparts Corp.                                 84,315
       5,300    Republic Services, Inc.*                                 101,071
         931    Sonoco Products Co.                                       26,366
       5,996    Stewart & Stevenson Services, Inc.                       106,369
       4,376    Sturm Ruger & Co., Inc.                                   61,920
       1,478    Swift Transportation Co., Inc.*                           34,437
       1,545    Technitrol, Inc.                                          35,999
       1,773    The Shaw Group, Inc.*                                     54,431
       2,983    Trinity Industries, Inc.                                  61,808
       1,077    US Freightways Corp.                                      40,786
       3,066    Vishay Intertechnology, Inc.*                             67,452
       2,468    Waste Connections, Inc.*                                  77,100
       2,143    Werner Enterprises, Inc.                                  45,667
       5,100    Westminster Capital, Inc.*                                14,280
         906    Woodward Governor Company                                 53,563
       1,655    York International Corp.                                  55,922
                                                                    ------------
                                                                       2,393,965
                                                                    ------------
TECHNOLOGY: 5.2%
       9,115    Atmel Corp.*                                              57,060
       3,104    Ceridian Corp.*                                           58,914
       3,922    Ciber, Inc.*                                              28,435
       5,360    Digi International, Inc.*                                 17,693
       2,454    Hyperion Solutions Corp.*                                 44,754
         974    International Rectifier Corp.*                            28,392
       2,628    Kulicke and Soffa Industries, Inc.                        32,561
       1,568    Lattice Semiconductor Corp.*                              13,704
       4,413    Pinnacle Systems, Inc.*                                   48,494
       5,619    Rainbow Technologies, Inc.*                               27,645
       6,112    SPSS, Inc.*                                               94,980
       5,973    Storage Technology Corp.*                                 95,389
       9,151    Sybase, Inc.*                                             96,543
       4,637    Sykes Enterprises, Inc.*                                  35,654
       5,734    Systems & Computer Technology Corp.*                      77,466
       2,403    Triquint Semiconductor, Inc.*                             15,403
                                                                    ------------
                                                                         773,087
                                                                    ------------
TELECOMMUNICATIONS: 7.4%
      16,816    3Com Corp.*                                               73,990
       4,519    4 Kids Entertainment, Inc.*                               93,543
       2,104    A.H. Belo Corp.                                           47,571
       2,876    Adaptec, Inc.*                                            22,692
       2,289    Advanced Fibre Communications, Inc.*                      37,860
       1,100    Black Box Corp.*                                          44,803
      10,116    C-COR.net Corp.*                                          70,812
       4,834    Commscope, Inc.*                                          60,425
      13,431    E*trade Group, Inc.*                                      73,333
       2,103    Emmis Communications Corp. - Class A*                     44,563
       1,914    Harris Corp.                                              69,363




                                       31

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------
                Shares                                                 Value
--------------------------------------------------------------------------------

TELECOMMUNICATIONS, Continued
       2,480    Harte Hanks, Inc.                                   $     50,964
       3,993    Hispanic Broadcasting Corp.*                             104,217
       1,907    IndyMac Bancorp, Inc.*                                    43,251
       1,300    MasTec, Inc.*                                              9,568
         933    Network Equipment Technologies, Inc.*                      4,012
       1,145    Telephone & Data Systems, Inc.                            69,330
       5,047    Tollgrade Communications, Inc.*                           74,039
      12,430    Viasat, Inc.*                                            104,785
                                                                    ------------
                                                                       1,099,121
                                                                    ------------
UTILITIES: 4.7%
       2,200    Allete, Inc.                                              59,620
       2,282    American Water Works, Inc.                                98,605
       1,307    Cascade Natural Gas Corp.                                 27,316
       2,140    Central Vermont Public Service                            38,520
       1,776    DQE, Inc.                                                 24,864
       2,319    MDU Resources Group, Inc.                                 60,967
       3,150    Northeast Utilities                                       59,252
       3,130    Potomac Electric Power                                    67,232
       2,563    Puget Energy, Inc.                                        52,926
       2,900    Scana Corp.                                               89,523
       1,875    Southern Union Co.*                                       31,880
       2,525    Teco Energy, Inc.                                         62,494
       1,181    Vectren Corp.                                             29,643
                                                                    ------------
                                                                         702,842
                                                                    ------------

TOTAL COMMON STOCKS (cost $14,503,396)                                14,770,901
                                                                    ------------


Principal Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.5%
    $ 77,882    Union Bank of California Money Market Fund          $     77,882
                                                                    ------------


TOTAL SHORT-TERM INVESTMENT (cost $77,882)                                77,882
                                                                    ------------


TOTAL INVESTMENTS (cost $14,581,278),  100.0%                         14,848,783
                                                                    ------------


OTHER ASSETS AND LIABILITIES, NET,  0.0%                                     903
                                                                    ------------


NET ASSETS, 100.0%                                                  $ 14,849,686
                                                                    ============



* Non-income producing security.

See accompanying Notes to Financial Statements.



                                       32


                   ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------------
 Principal Amount                              Coupon Rate   Maturity Date   Value
------------------------------------------------------------------------------------

BONDS: 98.5%

BASIC MATERIALS: 0.7%
      20,000    Eastman Chemical Co.              6.375%       1/15/04    $   20,803
     130,000    Westvaco Corp.                    6.850%       11/15/04      137,059
                                                                          ----------
                                                                             157,862
                                                                          ----------
CONSUMER CYCLICALS: 2.1%
      15,000    Cooper Tire & Rubber Co.          7.750%       12/15/09       15,858
      40,000    DaimlerChrysler NA Holding Corp.  7.400%       1/20/05        42,292
     100,000    Hilton Hotels Corp.               7.200%       12/15/09       97,424
     100,000    Lowe's Companies, Inc.            6.375%       12/15/05      106,591
     115,000    Newell Rubbermaid, Inc.           5.700%       9/22/03       118,760
     100,000    Nike, Inc.                        6.375%       12/1/03       104,296
                                                                          ----------
                                                                             485,221
                                                                          ----------
CONSUMER NON CYCLICALS: 3.0%
      40,000    Block Financial Corp.             6.750%       11/1/04        42,057
     315,000    Hertz Corp.                       6.300%       11/15/06      318,143
     327,000    Hertz Corp.                       7.625%       8/15/07       340,401
                                                                          ----------
                                                                             700,601
                                                                          ----------

ENERGY: 7.6%
     250,000    Amoco Canada Petroleum Co. Ltd.   6.750%       9/1/23        252,079
     455,000    Commonwealth Edison               7.375%       1/15/04       482,151
     900,000    Florida Power Corp.               6.770%       7/1/06        941,786
     100,000    Louisiana Land & Exploration      7.650%       12/1/23        98,236
                                                                          ----------
                                                                          ----------
                                                                           1,774,252
                                                                          ----------

FINANCIAL SERVICES: 52.1%
      38,000    ABN Amro Bank NV/New York         8.250%       8/1/09         41,112
     330,000    Amercian General Finance          6.100%       3/11/04       346,152
      15,000    AON Corp.                         6.700%       6/15/03        15,541
      50,000    Associates Corp. Of N. America    7.090%       4/11/03        51,867
     130,000    Bank of America Corp.             7.800%       2/15/10       145,475
      40,000    Bank One Corp.                    7.600%       5/1/07         44,605
      40,000    Beneficial Corp.                  6.710%       12/15/03       41,512
     350,000    Block Financial Corp.             8.500%       4/15/07       392,904
     292,000    BT Preferred Cap Trust II         7.875%       2/25/27       302,836
     100,000    Chubb Corp.                       7.125%       12/15/07      110,271
      25,000    Cigna Corp.                       8.250%       1/1/07         28,465
   1,500,000    CIT Group, Inc.                   7.500%       11/14/03    1,491,834
     160,000    CIT Group, Inc.                   7.125%       10/15/04      157,415
      50,000    Citicorp                          7.750%       6/15/06        55,448
      23,000    Citigroup, Inc.                   5.800%       3/15/04        24,001
     250,000    Countrywide Home Loan             7.260%       5/10/04       265,839
     400,000    Credit Suisse First Boston USA    6.125%       11/15/11      392,942
     200,000    Executive Risk Cap Trust          8.675%       2/1/27        215,077
     200,000    Federal Home Loan Bank            5.355%       1/5/09        206,013
     400,000    Federal Home Loan Bank            5.520%       1/20/09       415,729
     250,000    Federal Home Loan Bank            5.610%       2/11/09       260,926
     250,000    Federal Home Loan Bank            5.900%       3/26/09       264,900
     800,000    Federal Home Loan Bank            6.000%       1/30/17       796,600
      30,000    Federal National Mortgage
                    Association                   5.625%       5/14/04        31,426
     125,000    First Union Corp.                 6.300%       4/15/08       128,929
      25,000    First Union National Bank         7.125%       10/15/06       27,189


                                       33



                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------------
 Principal Amount                              Coupon Rate     Maturity Date   Value
--------------------------------------------------------------------------------------

FINANCIAL SERVICES, Continued
     500,000    Ford Motor Credit Co.             6.700%         7/16/04  $  514,689
     300,000    Ford Motor Credit Co.             6.250%         12/8/05     303,444
      25,000    Ford Motor Credit Co.             6.125%         1/9/06       25,022
      40,000    Ford Motor Credit Co.             7.750%         2/15/07      41,894
     200,000    Ford Motor Credit Co.             7.200%         6/15/07     205,366
     175,000    General Electric Capital Corp.    8.750%         5/21/07     203,814
     250,000    General Motors Acceptance Corp.   6.125%         9/15/06     253,539
     300,000    General Motors Acceptance Corp.   7.750%         1/19/10     317,429
      35,000    Goldman Sachs Group, Inc.         7.350%         10/1/09      37,435
     100,000    HSBC USA, Inc.                    8.375%         2/15/07     112,874
     450,000    International Lease Finance Corp. 5.700%         7/3/06      458,321
      20,000    Key Bank USA NA                   7.550%         9/15/06      21,935
     135,000    Lehman Brothers Holdings, Inc.    7.750%         1/15/05     145,126
     100,000    Midland Bank                      7.625%         6/15/06     110,481
     500,000    Morgan JP & Co., Inc.             0.000%         4/24/27      74,557
     200,000    Morgan Stanley Dean Witter & Co.  6.750%         4/15/11     205,738
     160,000    National City Corp.               7.200%         5/15/05     173,666
     300,000    National Rural Utilities          6.550%         11/1/18     284,342
     130,000    Private Export Funding Corp.      5.530%         4/30/06     136,619
     150,000    Salomon Smith Barney Holdings,
                    Inc.                          6.625%         11/15/03    157,470
     200,000    Southtrust Bank NA                6.565%         12/15/27    212,338
     100,000    SouthTrust Corp.                  8.625%         5/15/04     107,652
     310,000    Stilwell Financial                7.000%         11/1/06     312,465
      25,000    Suntrust Banks, Inc.              6.000%         2/15/26      25,917
      25,000    Suntrust Banks, Inc.              6.125%         2/15/04      26,184
      80,000    The Bank of New York Company,
                    Inc.                          7.400%         8/25/10      83,393
      50,000    The Bear Stearns Companies, Inc.  6.125%         2/1/03       50,977
   1,078,930    U.S. Treasury Inflationary
                    Protection                    3.875%         1/15/09   1,144,846
     100,000    Union Planters Bank NA            6.500%         3/15/08     100,577
      15,000    USL Capital Corp.                 5.950%         10/15/03     15,398
      25,000    Wells Fargo Co.                   7.125%         8/15/06      27,179
                                                                          ----------
                                                                          12,145,695
                                                                          ----------

INDUSTRIALS: 8.9%
   1,300,000    Airborne, Inc.                    8.875%       12/15/02    1,321,580
     250,000    Arrow Electronics, Inc.           6.875%       6/1/18        218,444
     175,000    Avnet, Inc.                       8.200%       10/17/03      181,677
      50,000    CSR America, Inc.                 6.875%       7/21/05        52,605
     100,000    CSX Transportation, Inc.          6.400%       3/15/06       105,415
     150,000    Masco Corp.                       6.125%       9/15/03       154,585
      25,000    Ryder System, Inc.                9.875%       5/15/17        27,852
                                                                          ----------
                                                                           2,062,158
                                                                          ----------

TECHNOLOGY: 12.4%
     350,000    Computer Associates
                    International, Inc.           6.250%       4/15/03       335,986
      75,000    Computer Associates
                    International, Inc.           6.375%       4/15/05        68,031
     325,000    Computer Sciences Corp.           7.500%       8/8/05        353,985
      50,000    First Data Corp.                  6.375%       12/15/07       53,762
       5,000    International Business Machines
                    Corp.                         7.250%       11/1/02         5,086
     800,000    Oracle Corp.                      6.910%       2/15/07       858,837
     100,000    Sun Microsystems, Inc.            7.350%       8/15/04       105,037
   1,000,000    Sun Microsystems, Inc.            7.000%       8/15/02     1,003,592
     100,000    Texas Instruments, Inc.           6.125%       2/1/06        104,289
                                                                          ----------
                                                                           2,888,605
                                                                          ----------



                                       34

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited), Continued
--------------------------------------------------------------------------------------
 Principal Amount                              Coupon Rate     Maturity Date   Value
--------------------------------------------------------------------------------------



TELECOMMUNICATIONS: 8.3%
      40,000    Citizens Communications Co.       7.600%         6/1/06   $   37,607
     400,000    GTE Corp.                         7.830%         5/1/23      390,324
   1,000,000    Lockheed Martin Corp.             7.700%         5/10/07   1,109,858
      89,000    Pacific Bell                      7.500%         2/1/33       90,238
     300,000    US Cellular Corp.                 7.250%         8/15/07     315,477
                                                                          ----------
                                                                           1,943,504
                                                                          ----------
UTILITIES: 3.4%
      15,000    Cleveland Electric Illuminating
                    Co.                           7.625%       8/1/02         15,059
      40,000    PP&L Resources, Inc.              6.550%       3/1/06         42,411
     100,000    TXU Eastern Funding Co.           6.450%       5/15/05       102,545
     200,000    Virginia Electric and Power Co.   7.500%       6/1/23        203,949
     200,000    West Texas Utilities Co.          7.750%       6/1/07        218,204
     200,000    Wisconsin Natural Gas Co.         8.250%       12/15/22      208,289
                                                                          ----------
                                                                             790,457
                                                                          ----------

TOTAL BONDS (cost $22,593,240)                                            22,948,355
                                                                          ----------



           Shares
--------------------------------------------------------------------------------

MUTUAL FUND AND TRUST INVESTMENTS: 0.3%
       3,000    All American Term Trust                                   $   36,090
       4,000    TCW/DW Term Trust 2003                                        43,040
                                                                          ----------

TOTAL MUTUAL FUND AND TRUST INVESTMENTS (cost $76,650)                        79,130
                                                                          -----------

TOTAL INVESTMENTS (cost $22,669,890),  98.8%                              23,027,485
                                                                          -----------

OTHER ASSETS AND LIABILITIES, NET,  1.2%                                     282,139
                                                                          -----------

NET ASSETS, 100.0%                                                       $23,309,624
                                                                         ===========



See accompanying Notes to Financial Statements.



                           ROCHDALE INVESTMENT TRUST


  STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                          Magna              Alpha             Atlas
                                                        Portfolio          Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------
  ASSETS
      Investments in securities, at cost                  $ 8,831,297       $ 8,465,354       $ 37,943,034
                                                     =================  ================  =================

      Investments in securities, at value                 $ 8,661,289       $ 7,942,800       $ 38,360,642
      Cash                                                          -                 -                  -
      Collateral for securities loaned, at fair value         261,274         1,004,999          8,469,497
      Receivables:
          Fund shares sold                                          -                 -              4,240
          Securities sold                                      94,474            35,589                  -
          Dividends and interest                               10,430               127             59,775
      Prepaid expenses                                          1,604                 -              3,593
                                                     -----------------  ----------------  -----------------
      TOTAL ASSETS                                          9,029,071         8,983,515         46,897,747
                                                     -----------------  ----------------  -----------------

  LIABILITIES
      Payable upon return of securities loaned                261,274         1,004,999          8,469,497
      Cash overdraft                                           10,680                 -            179,813
      Payables:
          Fund shares redeemed                                  1,226                 -             54,960
          Due to advisor                                       13,797             4,421             30,419
          Administration fees                                   1,972             1,972              3,437
          Foreign dividend tax withheld                             -                 -             28,587
      Accrued expenses                                         30,407            31,471             72,347
                                                     -----------------  ----------------  -----------------
      TOTAL LIABILITIES                                       319,356         1,042,863          8,839,060
                                                     -----------------  ----------------  -----------------


   NET ASSETS                                             $ 8,709,715       $ 7,940,652       $ 38,058,687
                                                     =================  ================  =================

      Number of shares, $0.01 par value,
          issued and outstanding
          (unlimited shares authorized)                       428,394           340,706          1,509,364
                                                     =================  ================  =================

   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE                                         $ 20.33           $ 23.31            $ 25.22
                                                     =================  ================  =================


  COMPONENTS OF NET ASSETS
      Paid-in capital                                    $ 13,365,476       $ 9,568,092       $ 60,805,181
      Accumulated net investment income (loss)                (27,561)          (47,777)           470,337
      Accumulated net realized loss on
          investments and foreign currency                 (4,458,192)       (1,057,109)       (23,634,768)
      Net unrealized appreciation (depreciation) on:
          Investments                                        (170,008)         (522,554)           417,608
          Foreign currency transactions                             -                 -                329
                                                     -----------------  ----------------  -----------------
      Net assets                                          $ 8,709,715       $ 7,940,652       $ 38,058,687
                                                     =================  ================  =================



See accompanying Notes to Financial Statements.


                           ROCHDALE INVESTMENT TRUST


  STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                     Large Growth        Large Value          Mid/Small
                                                      Portfolio           Portfolio        Growth Portfolio
--------------------------------------------------------------------------------------------------------------
  ASSETS
     Investments in securities, at cost                 $ 14,916,706       $ 16,012,867        $ 14,807,356
                                                  ===================  =================  ==================

     Investments in securities, at value                $ 13,162,845       $ 14,747,153        $ 14,565,553
     Cash                                                     57,208             76,154             111,471
     Collateral for securities loaned, at fair value         209,653            537,933           1,114,751
     Receivables:
         Fund shares sold                                     16,588              7,913               8,771
         Securities sold                                     233,418            536,093             430,527
         Dividends and interest                               14,688             15,151               3,937
     Prepaid expenses                                          7,830              8,078               8,167
                                                  -------------------  -----------------  ------------------
     TOTAL ASSETS                                         13,702,230         15,928,475          16,243,177
                                                  -------------------  -----------------  ------------------

  LIABILITIES
     Payable upon return of securities loaned                209,653            537,933           1,114,751
     Cash overdraft                                                -                  -                   -
     Payables:
         Fund shares redeemed                                 31,918             37,657             103,503
         Securities purchased                                282,692            571,587             374,503
         Due to advisor                                        6,887              7,798               9,534
         Administration fees                                   1,972              1,972               1,972
     Accrued expenses                                          7,457              7,669               6,393
                                                  -------------------  -----------------  ------------------
     TOTAL LIABILITIES                                       540,579          1,164,616           1,610,656
                                                  -------------------  -----------------  ------------------


   NET ASSETS                                           $ 13,161,651       $ 14,763,859        $ 14,632,521
                                                  ===================  =================  ==================

     Number of shares, $0.01 par value,
         issued and outstanding
         (unlimited shares authorized)                       886,919            724,263             590,230
                                                  ===================  =================  ==================

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                                         $ 14.84            $ 20.38             $ 24.79
                                                  ===================  =================  ==================


  COMPONENTS OF NET ASSETS
     Paid-in capital                                    $ 16,698,451       $ 17,004,254        $ 16,235,424
     Accumulated net investment income (loss)                 (9,189)            30,575             (52,910)
     Accumulated net realized gain (loss) on
         investments and foreign currency                 (1,773,750)        (1,005,256)         (1,308,190)
     Net unrealized appreciation (depreciation) on:
         Investments                                      (1,753,861)        (1,265,714)           (241,803)
                                                  -------------------  -----------------  ------------------
     Net assets                                         $ 13,161,651       $ 14,763,859        $ 14,632,521
                                                  ===================  =================  ==================





---------------------------------------------------         -------------------------------------
                                                               Mid/Small      Intermediate Fixed
                                                             Value Portfolio  Income Portfolio
---------------------------------------------------         -------------------------------------
                      ASSETS
     Investments in securities, at cost                        $ 14,581,278      $ 22,669,890
                                                            ================  ================

     Investments in securities, at value                       $ 14,848,783      $ 23,027,485
     Cash                                                            80,203                 -
     Collateral for securities loaned, at fair value                379,863         1,182,082
     Receivables:
         Fund shares sold                                                 -            60,000
         Securities sold                                            616,150           121,592
         Dividends and interest                                       9,990           386,989
     Prepaid expenses                                                 7,015            12,585
                                                            ----------------  ----------------
     TOTAL ASSETS                                                15,942,004        24,790,733
                                                            ----------------  ----------------

  LIABILITIES
     Payable upon return of securities loaned                       379,863         1,182,082
     Cash overdraft                                                       -           286,810
     Payables:
         Fund shares redeemed                                        75,568               915
         Securities purchased                                       620,099                 -
         Due to advisor                                               9,233             5,134
         Administration fees                                          1,972             1,972
     Accrued expenses                                                 5,583             4,196
                                                            ----------------  ----------------
     TOTAL LIABILITIES                                            1,092,318         1,481,109
                                                            ----------------  ----------------


   NET ASSETS                                                  $ 14,849,686      $ 23,309,624
                                                            ================  ================

     Number of shares, $0.01 par value,
         issued and outstanding
         (unlimited shares authorized)                              465,081           860,639
                                                            ================  ================

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                                                $ 31.93           $ 27.08
                                                            ================  ================


  COMPONENTS OF NET ASSETS
     Paid-in capital                                           $ 14,556,414      $ 22,994,101
     Accumulated net investment income (loss)                        (5,453)              280
     Accumulated net realized gain (loss) on
         investments and foreign currency                            31,220           (42,352)
     Net unrealized appreciation (depreciation) on:
         Investments                                                267,505           357,595
                                                            ----------------  ----------------
     Net assets                                                $ 14,849,686      $ 23,309,624
                                                            ================  ================



                           ROCHDALE INVESTMENT TRUST






  STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                               Magna             Alpha             Atlas
                                                             Portfolio         Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------

  INVESTMENT INCOME
     Income
        Dividend income                                         $ 53,060          $ 29,128          $ 543,583
        Interest income                                            2,534             4,294             14,012
        Income from securities loaned, net                         1,934             3,849             15,709
                                                           --------------    --------------    ---------------
     Total income                                                 57,528            37,271            573,304
                                                           --------------    --------------    ---------------

     Expenses
        Advisory fees                                             48,621            45,973            198,870
        Administration fees                                       11,157            11,157             19,887
        Fund accounting fees                                      13,637            11,900             34,712
        Transfer agent fees                                        4,959             5,207              5,455
        Audit fees                                                 5,951             5,951              5,951
        Legal fees                                                   992               992              3,720
        Registration fees                                          7,439            12,005             13,389
        Reports to shareholders                                    1,488             1,736              5,951
        Custody fees                                               2,728             2,628             39,672
        Miscellaneous                                              1,488             1,240              4,959
        Trustee fees                                                 993               992                992
        Insurance expense                                            918               749              4,612
                                                           --------------    --------------    ---------------
     Total expenses                                              100,371           100,530            338,170
     Add: expenses recouped by advisor                                 -                 -                  -
     Less: expenses waived and reimbursed                        (15,282)          (15,482)                 -
                                                           --------------    --------------    ---------------
     Net expenses                                                 85,089            85,048            338,170
                                                           --------------    --------------    ---------------
     NET INVESTMENT INCOME (LOSS)                                (27,561)          (47,777)           235,134
                                                           --------------    --------------    ---------------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS Net realized gain (loss)
     on:
        Securities                                              (358,324)          246,358         (2,719,402)
        Foreign currency                                               -                 -             (2,458)
     Net change in unrealized appreciation (depreciation) on:
        Investments                                             (914,782)       (1,198,586)         2,968,052
        Foreign currency                                               -                 -            889,786
                                                           --------------    --------------    ---------------
     Net realized and unrealized gain (loss) on
           investments and foreign currency                   (1,273,106)         (952,228)         1,135,978
                                                           --------------    --------------    ---------------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                            $(1,300,667)      $(1,000,005)       $ 1,371,112
                                                           ==============    ==============    ===============


+ Net of foreign tax withheld of $76,365 for Atlas.





See accompanying Notes to Financial Statements.



                           ROCHDALE INVESTMENT TRUST


STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                Large Growth      Large Value       Mid/Small        Mid/Small    Intermediate Fixed
                                                 Portfolio        Portfolio      Growth Portfolio  Value Portfolio  Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------

  INVESTMENT INCOME
     Income
         Dividend income                             $ 65,432 +     $ 100,894 +        $ 22,649        $ 69,476            $ 1,645
         Interest income                                  617             810               871             913            566,756
         Income from securities loaned, net               859           5,348             2,200             767              1,901
                                                --------------  --------------    --------------   -------------    ---------------
     Total income                                      66,908         107,052            25,720          71,156            570,302
                                                --------------  --------------    --------------   -------------    ---------------

     Expenses
         Advisory fees                                 30,438          30,672            29,122          28,374             37,820
         Administration fees                           11,157          11,157            11,157          11,157             11,157
         Fund accounting fees                          12,397          12,397            12,397          12,397             15,868
         Transfer agent fees                            4,959           4,959             4,959           4,959              4,959
         Audit fees                                     2,976           2,976             2,976           2,976              2,976
         Legal fees                                       744             991               744             992                744
         Registration fees                              5,951           6,447             4,959           5,951              6,943
         Reports to shareholders                        1,488           1,488             1,240           1,289                992
         Custody fees                                   1,736           1,736             1,488           1,488              2,232
         Miscellaneous                                    744             992               744             744              1,091
         Trustee fees                                     992             992               992             992                992
         Insurance expense                                496             545               347             396                545
                                                --------------  --------------    --------------   -------------    ---------------
     Total expenses                                    74,078          75,352            71,125          71,715             86,319
     Add: expenses recouped by advisor                  2,019           1,452             7,505           4,894                  -
     Less: expenses waived and reimbursed                   -               -                 -               -            (20,137)
                                                --------------  --------------    --------------   -------------    ---------------
     Net expenses                                      76,097          76,804            78,630          76,609             66,182
                                                --------------  --------------    --------------   -------------    ---------------
     NET INVESTMENT INCOME (LOSS)                      (9,189)         30,248           (52,910)         (5,453)           504,120
                                                --------------  --------------    --------------   -------------    ---------------

  REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS Net realized gain (loss)
     on:
         Securities                                  (638,133)       (843,690)         (745,800)        (37,536)           (20,819)
     Net change in unrealized appreciation
       (depreciation) on:
         Investments                               (1,827,548)       (590,115)         (675,879)       (102,209)           259,338
                                                --------------  --------------    --------------   -------------    ---------------
     Net realized and unrealized gain (loss) on
            investments and foreign currency       (2,465,681)     (1,433,805)       (1,421,679)       (139,745)           238,519
                                                --------------  --------------    --------------   -------------    ---------------
     NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS               $ (2,474,870)    $(1,403,557)     $ (1,474,589)     $ (145,198)         $ 742,639
                                                ==============  ==============    ==============   =============    ===============

+    Net of foreign tax withheld of $134 and $414 for Large Growth and Large Value, respectively.

                           ROCHDALE INVESTMENT TRUST



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Magna                                     Alpha
                                                             Portfolio                                 Portfolio
                                           ----------------------------------------------------------------------------------------
                                                                  4/1/01                                    4/1/01
                                              Six Months         through        Year        Six Months     through        Year
                                                 Ended          12/31/01       Ended          Ended        12/31/01       Ended
                                                6/30/02^         (Note 1)     3/31/01        6/30/02^      (Note 1)      3/31/01
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
    Net investment income (loss)             $    (27,561)  $    (74,059)  $   (120,226)  $    (47,777)  $   (110,588)  $  (186,743)
    Net realized gain (loss) on:
      Investments                                (358,324)    (2,753,845)    (1,403,922)       246,358     (1,229,142)       49,055
      Foreign currency                               --             --             --             --             --            --
      Option transaction                             --             --           57,454           --             --            --
    Net unrealized appreciation
      (depreciation) on investments              (914,782)     1,968,013     (3,264,659)    (1,198,586)     2,294,034    (2,709,752)
                                             ------------   ------------   ------------   ------------   ------------   -----------
    NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS           (1,300,667)      (859,891)    (4,731,353)    (1,000,005)       954,304    (2,847,440)
                                             ------------   ------------   ------------   ------------   ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                       --             --             --             --             --            --
    From net realized gain                           --             --         (145,471)          --          (21,460)      (22,304)
                                             ------------   ------------   ------------   ------------   ------------   -----------
    TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                                     --             --         (145,471)          --          (21,460)      (22,304)
                                             ------------   ------------   ------------   ------------   ------------   -----------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                   1,102,237        907,716      4,436,878      1,089,459      1,188,579     5,622,346
    Proceeds from reinvestment
      of distribution                                --             --          128,154           --           19,454        20,391
    Cost of shares redeemed                    (1,543,977)    (3,185,541)    (4,380,787)    (2,244,513)    (1,828,436)   (1,601,878)
                                             ------------   ------------   ------------   ------------   ------------   -----------
    Net increase in net assets
    resulting from share transactions            (441,740)    (2,277,825)       184,245     (1,155,054)      (620,403)    4,040,859
                                             ------------   ------------   ------------   ------------   ------------   -----------

   TOTAL INCREASE (DECREASE) IN NET ASSETS     (1,742,407)    (4,692,579)    (2,155,059)       312,441      1,171,115    (2,992,715)

NET ASSETS
    Beginning of period                        10,452,122     13,589,838     18,282,417     10,095,711      9,783,270     8,612,155
                                             ------------   ------------   ------------   ------------   ------------   -----------
    END OF PERIOD                            $  8,709,715   $ 10,452,122   $ 13,589,838   $  7,940,652   $ 10,095,711   $ 9,783,270
                                             ============   ============   ============   ============   ============   ===========


ACCUMULATED NET INVESTMENT INCOME (LOSS)     $    (27,561)  $       --     $       --     $    (47,777)  $       --     $      --
                                             ============   ============   ============   ============   ============   ===========

CHANGE IN SHARES
    Shares sold                                    49,117         35,946        142,765         41,925         44,960       181,284
    Shares issued on reinvestment
        of distribution                              --             --            4,398           --              769           691
    Shares redeemed                               (69,600)      (134,682)      (146,145)       (86,704)       (71,851)      (53,649)
                                             ------------   ------------   ------------   ------------   ------------   -----------

    NET INCREASE (DECREASE)                       (20,483)       (98,736)         1,018        (44,779)       (26,122)      128,326
                                             ============   ============   ============   ============   ============   ===========









INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS


                                             -------------------------------------------------
                                                                   Atlas
                                                                 Portfolio
                                             -------------------------------------------------
                                                                  4/1/01
                                                 Six Months       through            Year
                                                  Ended           12/31/01          Ended
                                                 6/30/02^         (Note 1)         3/31/01
                                             -------------------------------------------------


    Net investment income (loss)             $        235,134    $    334,839    $    500,321
    Net realized gain (loss) on:
      Investments                                  (2,719,402)    (12,825,846)     (7,290,273)
      Foreign currency                                 (2,458)           --              --
      Option transaction                                 --              --              --
    Net unrealized appreciation
      (depreciation) on investments                 3,857,838       8,482,599     (17,829,776)
                                             ----------------    ------------    ------------
    NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS                1,371,112      (4,008,408)    (24,619,728)
                                             ----------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                           --          (215,934)       (221,262)
    From net realized gain                               --              --              --
                                             ----------------    ------------    ------------
    TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                                         --          (215,934)       (221,262)
                                             ----------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                       3,304,507       6,645,350      32,074,964
    Proceeds from reinvestment
      of distribution                                    --           202,432         206,805
    Cost of shares redeemed                        (7,668,334)    (22,400,795)     (9,420,887)
                                             ----------------    ------------    ------------
    Net increase in net assets
    resulting from share transactions              (4,363,827)    (15,553,013)     22,860,882
                                             ----------------    ------------    ------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS        (19,777,355)     (1,980,108)

NET ASSETS
    Beginning of period                            41,051,402      60,828,757      62,808,865
                                             ----------------    ------------    ------------
    END OF PERIOD                            $     38,058,687    $ 41,051,402    $ 60,828,757
                                             ================    ============    ============


ACCUMULATED NET INVESTMENT INCOME            $        470,337    $    235,203    $    281,882
                                             ================    ============    ============

CHANGE IN SHARES
    Shares sold                                       130,120         263,544         968,849
    Shares issued on reinvestment
        of distribution                                  --             8,502           6,704
    Shares redeemed                                  (305,349)       (921,490)       (301,748)
                                             ----------------    ------------    ------------

    NET INCREASE (DECREASE)                          (175,229)       (649,444)        673,805
                                             ================    ============    ============

^   Unaudited.

See accompanying Notes to Financial Statements.




STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Large Growth               Large Value                   Mid/Small
                                                        Portfolio                 Portfolio                Growth Portfolio
                                                 ------------------------   -----------------------   ------------------------   --

                                                  Six Months     Year        Six Months       Year        Six Months       Year
                                                   Ended        Ended          Ended         Ended          Ended          Ended
                                                  6/30/02^     12/31/01       6/30/02^      12/31/01       6/30/02^      12/31/01
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
    Net investment income (loss)             $     (9,189)  $    (15,131)  $     30,248   $    31,127   $    (52,910)   $   (39,848)
    Net realized gain (loss) on:
       Investments                               (638,133)    (1,124,866)      (843,690)     (155,185)      (745,800)      (557,212)
    Net unrealized appreciation
       (depreciation) on investment            (1,827,548)       574,760       (590,115)     (746,618)      (675,879)        552,519
                                             ------------   -------------  ------------   -----------   ------------    -----------
    NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATI              (2,474,870)      (565,237)    (1,403,557)     (870,676)    (1,474,589)       (44,541)
                                             ------------   ------------   ------------   -----------   ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                       --             --             --         (30,798)          --             --
    From net realized gain                           --             --             --            --             --          (32,035)
                                             ------------   ------------   ------------   -----------   ------------    -----------
    TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                                     --             --             --         (30,798)          --          (32,035)
                                             ------------   ------------   ------------   -----------   ------------    -----------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                   5,833,603      8,634,168      7,581,477     8,484,148      8,863,447      6,129,553
    Proceeds from reinvestment
       of distribution                               --             --             --          28,857           --           30,370
    Cost of shares redeemed                      (987,454)      (547,554)      (981,995)     (646,732)      (619,032)      (325,932)
                                             ------------   ------------   ------------   -----------   ------------    -----------
    Net increase in net assets
    resulting from share transactions           4,846,149      8,086,614      6,599,482      7,866,273     8,244,415      5,833,991
                                             ------------   ------------   ------------   -----------   ------------    -----------

    TOTAL INCREASE (DECREASE) IN NET ASSETS     2,371,279      7,521,377      5,195,925      6,964,799     6,769,826      5,757,415

NET ASSETS
    Beginning of period                        10,790,372      3,268,995      9,567,934     2,603,135      7,862,695      2,105,280
                                             ------------   ------------   ------------   -----------   ------------    -----------
    END OF PERIOD                            $ 13,161,651   $ 10,790,372   $ 14,763,859   $ 9,567,934   $ 14,632,521    $ 7,862,695
                                             ============   ============   ============   ===========   ============    ===========


ACCUMULATED NET INVESTMENT INCOME            $     (9,189)  $       --     $     30,575   $       327   $    (52,910)   $      --
                                             ============   ============   ============   ===========   ============    ===========

CHANGE IN SHARES
    Shares sold                                   342,514        472,830        344,673       349,613        326,299        227,154
    Shares issued on reinvestment
        of distribution                              --             --             --           1,293           --            1,133
    Shares redeemed                               (58,021)       (29,613)       (44,538)      (26,940)       (22,940)       (12,585)
                                             ------------   ------------   ------------   -----------   ------------    -----------

    NET INCREASE (DECREASE)                       284,493        443,217        300,135       323,966        303,359        215,702
                                             ============   ============   ============   ===========   ============    ===========



^ Unaudited.




                                                  ---------------------------------------------------------
                                                            Mid/Small                 Intermediate Fixed
                                                         Value Portfolio               Income Portfolio
                                                  --------------------------  ------------------------------

                                                      Six Months      Year        Six Months        Year
                                                       Ended          Ended         Ended          Ended
                                                      6/30/02^      12/31/01       6/30/02^       12/31/01
                                                  --------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
    Net investment income (loss)                 $     (5,453)   $    11,896    $    504,120    $    468,731
    Net realized gain (loss) on:
       Investments                                    (37,536)        80,923         (20,819)        (11,527)
    Net unrealized appreciation
       (depreciation) on investment                  (102,209)       183,478        259,338          71,329
                                                 ------------    -----------    ------------    ------------
    NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATI                    (145,198)       276,297         742,639         528,533
                                                 ------------    -----------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                           --          (12,591)       (532,947)       (448,832)
    From net realized gain                               --           (3,142)           --           (10,658)
                                                 ------------    -----------    ------------    ------------
    TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                                         --          (15,733)       (532,947)       (459,490)
                                                 ------------    -----------    ------------    ------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                       8,613,206      5,249,420      10,193,574      11,887,374
    Proceeds from reinvestment
       of distribution                                   --           15,213         509,646         449,354
    Cost of shares redeemed                          (638,821)      (300,627)     (1,938,977)       (623,580)
                                                 ------------    -----------    ------------    ------------
    Net increase in net assets
    resulting from share transactions               7,974,385      4,964,006       8,764,243      11,713,148
                                                 ------------    -----------    ------------    ------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS         7,829,187      5,224,570       8,973,935      11,782,191

NET ASSETS
    Beginning of period                             7,020,499      1,795,929      14,335,689       2,553,498
                                                 ------------    -----------    ------------    ------------
    END OF PERIOD                                $ 14,849,686    $ 7,020,499    $ 23,309,624    $ 14,335,689
                                                 ============    ===========    ============    ============


ACCUMULATED NET INVESTMENT INCOME                $     (5,453)   $      --      $        280    $     29,107
                                                 ============    ===========    ============    ============

CHANGE IN SHARES
    Shares sold                                       173,318        173,318         379,158         442,336
    Shares issued on reinvestment
        of distribution                                   497            497          19,029          16,757
    Shares redeemed                                   (10,088)       (10,088)        (72,343)        (23,146)
                                                 ------------    -----------    ------------    ------------

    NET INCREASE (DECREASE)                           163,727        163,727         325,844         435,947
                                                 ============    ===========    ============    ============




                           ROCHDALE INVESTMENT TRUST


 FINANCIAL HIGHLIGHTS
 FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
-------------------------------------------------------------------------------------------------------------------------------

                                                           MAGNA                                               ALPHA
                                                         PORTFOLIO                                           PORTFOLIO
                                      ---------------------------------------------------- -----------------------------------------
                                     Six Months  4/1/01      Year      Year      6/29/98*  Six Months   4/1/01      Year    6/1/99*
                                      Ended      through     Ended     Ended     through     Ended      through    Ended    through
                                     6/30/02^    12/31/01#  3/31/01   3/31/00    3/31/99    6/30/02^    12/31/01# 3/31/01   3/31/00
------------------------------------------------------------------------------------------ -----------------------------------------

Net asset value,
   beginning of period               $ 23.29  $   24.82  $   33.45  $   29.28  $   25.00  $   26.19  $   23.77  $   30.40  $ 25.00
                                     -------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------

 INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)           (0.06)     (0.16)     (0.22)     (0.16)     (0.02)     (0.14)     (0.29)     (0.45)   (0.13)
Net realized and unrealized
gain (loss) on investments             (2.90)     (1.37)     (8.18)      4.48       4.30      (2.74)      2.77      (6.15)    5.53
                                     -------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------
 Total from investment operations      (2.96)     (1.53)     (8.40)      4.32       4.28      (2.88)      2.48      (6.60)    5.40
                                     -------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------

 LESS DISTRIBUTIONS:
From net investment income             --       --         --         --         --         --         --         --          --
From net realized gain                 --       --           (0.25)     (0.15)   --         --           (0.06)     (0.06)    --
                                     -------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------
 Total distributions                   --       --           (0.25)     (0.15)   --         --           (0.06)     (0.06)    --
                                     -------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------
Paid in capital from redemption
     fees (Note 2)                     --       --            0.02    --         --         --         --            0.03     --
                                     -------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------
Net asset value, end of period       $ 20.33  $   23.29  $   24.82  $   33.45  $   29.28  $   23.31  $   26.19  $   23.77  $ 30.40
                                     ======   =========  =========  ========== =========  =========  =========  =========  =======

Total return                          (12.71)^^   (6.16)^^  (25.17)%    14.80%     17.12%**^^(11.00)^^   10.42^^   (21.66)%  21.60%

 RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) $   8.7   $   10.5   $   13.6   $   18.3   $    8.1   $    7.9   $   10.0   $    9.8  $   8.6

Portfolio turnover rate                33.35% ^^  76.18% ^^  81.84%     38.34%     47.81%    15.36% ^^   52.46% ^^  95.97%   22.48%

 RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
Before fees waived
       and expenses absorbed           2.06% +     1.87% +    1.53%      2.15%      6.19% +   2.19% +    1.98% +     1.96%    5.64%
After fees waive d
       and expenses absorbed           1.75% +     1.75% +    1.75%      1.73%      1.60% +   1.85% +    1.85% +     1.85%    1.83%

 RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
       and expenses absorbed           (0.88)+    (0.93)+    (0.46)%    (1.09)%    (4.88)+    (1.38)+    (1.51)+    (1.77)%  (5.11)%
After fees waived
       and expenses absorbed           (0.57)+    (0.81)+    (0.68)%    (0.67)%    (0.29)+    (1.04)+    (1.39)+    (1.66)%  (1.30)%

*    Inception of Portfolio
**   Commencement of investment operations - October 23, 1998
#    In 2001, the Portfolio changed its fiscal year-end from March to December
    (Note 1).
+    Annualized
^^   Not annualized
^    Unaudited



See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST


-------------------------------------------------------------------------------------------

                                                            ATLAS
                                                           PORTFOLIO
                                         -------------------------------------------------
                                         Six Months   4/1/01     Year     Year     6/29/98*
                                          Ended      through     Ended    Ended    through
                                         6/30/02^    12/31/01#  3/31/01  3/31/00    3/31/99
-------------------------------------------------------------------------------------------

Net asset value, beginning of period   $   24.37   $   26.06 $   37.83  $   30.52  $   25.00
                                       ---------   --------- ---------  ---------  ---------

 INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                0.17        0.36      0.22      (0.11)   --
Net realized and unrealized
gain (loss) on investments                  0.68       (1.93)   (11.89)      8.76       5.52
                                       ---------   --------- ---------  ---------  ---------
 Total from investment operations           0.85       (1.57)   (11.67)      8.65       5.52
                                       ---------   --------- ---------  ---------  ---------

 LESS DISTRIBUTIONS:
From net investment income                  --         (0.12)    (0.10)     (0.08)      --
From net realized gain                      --           --        --       (1.26)      --
                                       ---------   --------- ---------  ---------  ---------
 Total distributions                        --         (0.12)    (0.10)     (1.34)      --
                                       ---------   --------- ---------  ---------  ---------
Paid in capital from redemption
    fees (Note 2)
                                       ---------   --------- ---------  ---------  ---------
Net asset value, end of period         $   25.22   $   24.37 $   26.06  $   37.83  $   30.52
                                       =========   ========= =========  =========  =========

Total return                               3.49%^^    (6.00)^^  (30.89)%    28.53%    22.08%++^^

 RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)   $   38.1    $   41.0   $  60.8   $ 62.8   $    10.1

Portfolio turnover rate                    21.76% ^^   42.12% ^^ 71.99%   35.97%      22.90% ^^

 RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
Before fees waived
       and expenses absorbed              1.70% +      1.46% +    1.32%    1.73%     7.79% +
After fees waived
       and expenses absorbed              1.70% +      1.46% +    1.37%    1.91%     1.61% +

 RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
       and expenses absorbed              1.18% +      0.82% +    0.69%   (0.63)%   (6.26)+
After fees waived
       and expenses absorbed              1.18% +      0.82% +    0.74%   (0.81)%   (0.08)+







                                     -----------------------------------------------------------------------
                                                   LARGE                               LARGE
                                                   GROWTH                              VALUE
                                                  PORTFOLIO                           PORTFOLIO
                                     ------------------------------------  -----------------------------------
                                      Six Months    Year       12/31/99*    Six Months  Year       12/31/99*
                                        Ended       Ended      through      Ended       Ended      through
                                       6/30/02^   12/31/01     12/31/00     6/30/02^   12/31/01    12/31/00
                                     -----------------------------------------------------------------------
Net asset value, beginning of perio   $   17.91  $   20.53  $   25.00    $   22.56   $   25.99    $   25.00
                                       --------  --------   ---------    ---------   ---------    ---------

 INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (0.01)     (0.03)     (0.03)        0.04        0.07         0.06
Net realized and unrealized
gain (loss) on investments                 (3.06)     (2.59)     (4.44)       (2.22)      (3.43)        0.99
                                       ---------  ---------   ---------    ---------   ---------    ---------
 Total from investment operations          (3.07)     (2.62)     (4.47)       (2.18)      (3.36)        1.05
                                       ---------  ---------   ---------    ---------   ---------    ---------

 LESS DISTRIBUTIONS:
From net investment income               --         --         --              --         (0.07)       (0.06)
From net realized gain                   --         --         --              --       --           --
                                       ---------  ---------   ---------    ---------   ---------    ---------
 Total distributions                     --         --         --              --         (0.07)       (0.06)
                                       ---------  ---------   ---------    ---------   ---------    ---------
Paid in capital from redemption
    fees (Note 2)
                                         --         --          --              --         --
                                       ---------  ---------   ---------    ---------   ---------    ---------
Net asset value, end of period         $   14.84  $   17.91  $   20.53    $   20.38   $   22.56    $   25.99
                                       =========  =========  =========    ==========  =========    =========

Total return                             (17.14)^^   (12.76)%   (17.88)  %   (9.66)^^    (12.91)  %     4.21%

 RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)   $   13.2   $   10.8   $    3.3     $    14.8   $    9.6     $    2.6

Portfolio turnover rate                  9.93% ^^     45.16%     10.43%       13.97% ^^   40.60%       10.36%

 RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
Before fees waived
       and expenses absorbed             1.22% +      1.63%      6.95%       1.23% +       1.78%        7.87%
After fees waived
       and expenses absorbed             1.25% +      1.25%      1.25%       1.25% +       1.25%        1.25%

 RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
       and expenses absorbed             (0.12)+     (0.60)%    (6.18)%      0.52% +      (0.01)  %    (6.03)%
After fees waived
       and expenses absorbed             (0.15)+     (0.22)%    (0.48)%      0.49% +       0.52%        0.59%

*   Inception of Portfolio
++  Commencement of investment operations - October 2, 1998
# In 2001, the Portfolio changed its fiscal year-end from March to December (Note 1).
+   Annualized
^^  Not annualized
^   Unaudited



See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST


-------------------------------------------------------------------------
                                                  MID/SMALL
                                                    GROWTH
                                                  PORTFOLIO
                                     ------------------------------------
                                     Six Months     Year     12/31/99*
                                       Ended       Ended      through
                                       6/30/02^   12/31/01    12/31/00
-------------------------------------------------------------------------

Net asset value,
    beginning of period               $   27.41  $   29.58  $   25.00
                                      ---------  ---------  ---------

 INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              (0.09)     (0.14)     (0.09)
Net realized and unrealized
gain (loss) on investments                (2.53)     (1.92)      4.67
                                      ---------  ---------  ---------
 Total from investment operations         (2.62)     (2.06)      4.58
                                      ---------  ---------  ---------

 LESS DISTRIBUTIONS:
From net investment income              --         --         --
From net realized gain                  --           (0.11)   --
                                      ---------  ---------  ---------
 Total distributions                    --           (0.11)   --
                                      ---------  ---------  ---------
Paid in capital from redemption
  fees (Note 2)
                                      ---------  ---------  ---------
Net asset value, end of period        $   24.79  $   27.41  $   29.58
                                      =========  =========  =========

Total return                           (9.56)^^     (6.94)%    18.32%

 RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (million)   $   14.6   $    7.9   $    2.1

Portfolio turnover rate                 15.44% ^^    47.27%    93.32%

 RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
Before fees waived
    and expenses absorbed               1.22% +         2.08%      9.80%
After fees waived
    and expenses absorbed               1.35% +         1.35%      1.35%

 RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
    and expenses absorbed                 (0.78)+    (1.57)%    (9.36)%
After fees waived
    and expenses absorbed                 (0.91)+    (0.84)%    (0.91)%





                                      -------------------------------------------------------------------
                                                  MID/SMALL                      INTERMEDIATE
                                                    VALUE                        FIXED INCOME
                                                  PORTFOLIO                        PORTFOLIO
                                      ---------------------------------  --------------------------------
                                      Six Months    Year     12/31/99*  Six Months   Year     12/31/99*
                                        Ended      Ended      through     Ended      Ended     through
                                      6/30/02^    12/31/01   12/31/00    6/30/02^   12/31/01  12/31/00~~
                                      -------------------------------------------------------------------

Net asset value,
    beginning of period               $   31.36  $   29.86  $   25.00  $   26.81 $   25.77  $   25.00
                                      ---------  ---------  ---------  --------- ---------  ---------

 INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              (0.01)      0.06       0.07       0.63      1.49       1.12
Net realized and unrealized
gain (loss) on investments                 0.58       1.51       4.95       0.32      1.00       0.67
                                      ---------  ---------  ---------  --------- ---------  ---------
 Total from investment operations          0.57       1.57       5.02       0.95      2.49       1.79
                                      ---------  ---------  ---------  --------- ---------  ---------

 LESS DISTRIBUTIONS:
From net investment income              --           (0.06)     (0.07)     (0.68)    (1.42)     (1.02)
From net realized gain                  --           (0.01)     (0.09)   --          (0.03)   --
                                      ---------  ---------  ---------  --------- ---------  ---------
 Total distributions                    --           (0.07)     (0.16)     (0.68)    (1.45)     (1.02)
                                      ---------  ---------  ---------  --------- ---------  ---------
Paid in capital from redemption
  fees (Note 2)
                                      ---------  ---------  ---------  --------- ---------  ---------
Net asset value, end of period        $   31.93  $   31.36  $   29.86  $   27.08 $   26.81  $   25.77
                                      =========  =========  =========  ========= =========  =========

Total return                          1.82% ^^        5.27%     20.13%     3.61% ^^   9.80%      7.56%

 RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (million)   $ 14.8     $    7.0     $   1.8   $ 23.3   $   14.3   $    2.6

Portfolio turnover rate               12.74% ^^      51.74%     58.74%    22.16% ^^  20.89%    40.95%

 RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
Before fees waived
    and expenses absorbed             1.26% +         2.23%     10.80%    0.91% +     1.35%    11.24%
After fees waived
    and expenses absorbed             1.35% +         1.35%      1.35%    0.70% +     0.54%     0.00%

 RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
    and expenses absorbed             (0.01)+        (0.60)%    (8.82)% 5.12% +        5.04%    (2.19)%
After fees waived
    and expenses absorbed             (0.10)+         0.28%      0.63%  5.33% +        5.85%     9.05%

   * Inception of Portfolio
   + Annualized
   ^^Not annualized
   ^ Unaudited
   ~~These amounts have been restated.




   See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS - AT JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Rochdale Magna Portfolio, Rochdale Alpha Portfolio, Rochdale Atlas Portfolio, Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, and Rochdale Intermediate Fixed Income Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective is to achieve long-term capital appreciation in the Magna, Alpha, and Atlas Portfolios, and to achieve long-term growth of capital in the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios, and to seek current income in the Intermediate Fixed Income Portfolio. Rochdale Investment Management (the "Advisor") is the Advisor to the funds.

The Rochdale Magna and Rochdale Atlas Portfolios were established in June 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investments operations did not commence until October 23, 1998 and October 2, 1998 for the Rochdale Magna Portfolio and the Rochdale Atlas Portfolio, respectively. The Rochdale Alpha Portfolio commenced operations on June 1, 1999, and the Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios commenced operations on December 31, 1999. During 2001, the Board of Trustees of the Portfolios approved changing the Magna, Alpha, and Atlas Portfolios' fiscal year-end from March 31 to December 31.

The Rochdale Magna Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in securities of large-cap companies that the Advisor has identified through fundamental criteria as the leading growth and leading value companies relative to growth and value industry peers.

The Rochdale Alpha Portfolio is a small- to mid-cap domestic equity fund. It seeks to achieve its objective by investing primarily in equity securities of small and medium-size U.S. companies that the Advisor has identified as expecting to grow earnings at a rate above that of larger, more established companies.

The Rochdale Atlas Portfolio is a foreign equity fund. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that the Advisor has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

The Rochdale Large Growth Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in growth-style equity securities of larger U.S. companies classified within growth industries within the S&P 500.

The Rochdale Large Value Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in value-style equity securities of larger U.S. companies classified within value industries within the S&P 500.

The Rochdale Mid/Small Growth Portfolio is a mid- and small-cap domestic equity fund. It seeks to achieve its objective by investing primarily in growth-style equity securities of U.S. companies classified within growth industries within the S&P 400 and 600 indices.

The Rochdale Mid/Small Value Portfolio is a mid- and small-cap domestic equity fund. It seeks to achieve its objective by investing primarily in value-style equity securities of U.S. companies classified within value industries within the S&P 400 and 600 indices.

The Rochdale Intermediate Fixed Income Portfolio is a fixed income fund. It seeks to achieve its objective by investing primarily in debt instruments with the intention of holding them to maturity.

ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

B. SHARE VALUATION. Each Portfolio's share price (net asset value) is determined as of the close of the regular session of trading on the NASDAQ (normally 4:00p.m., eastern time). The net asset value per share of each Portfolio is calculated by dividing the sum of the value of the securities held by the Portfolio plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Portfolio, rounded to the nearest cent. The offering and redemption price per share of each Portfolio is equal to a Portfolio's net asset value per share. The Portfolios charge a 2% redemption fee on shares redeemed or exchanged within 18 months of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Portfolio will retain the fee charged as paid-in capital and such fees become part of the Portfolio's daily net asset value ("NAV") calculations.

C. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. The Large Growth, Mid/Small Growth, and Intermediate Fixed Income Portfolios had net realized capital losses of approximately $576,000, $216,000, and $21,500, respectively, during the period November 1, 2001, through December 31, 2001. These losses are treated for federal income tax purposes as arising during the Portfolios' tax year ending December 31, 2002. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders. At December 31, 2001, certain Portfolios had tax basis capital losses, which may be carried over to offset future capital gains. Such approximate losses expire as follows:

                                                    Capital losses expiring in:

           Portfolio                                      2008            2009
           Rochdale Magna Portfolio                   $    --         $4,100,000
           Rochdale Alpha Portfolio                        --          1,268,000
           Rochdale Large Growth Portfolio                 --            560,000
           Rochdale Large Value Portfolio                 3,000          145,000
           Rochdale Mid/Small Growth Portfolio             --            343,000

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------


E. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

F. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

G. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

H. OPTION WRITING. Each Portfolio may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

I. LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Portfolio to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Portfolio may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with Portfolios' custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities. Each Portfolio will limit the amount of its loans of portfolio securities to no more than 50% of its total assets.

           At June 30, 2002, each Portfolio loaned equity securities having a fair value and received equity securities collateral for the loan as follows:

           Portfolio                                       Fair Value     Collateral
           Rochdale Magna Portfolio                          $261,274      $267,274
           Rochdale Alpha Portfolio                         1,004,999     1,041,400
           Rochdale Atlas Portfolio                         8,469,497     8,918,022
           Rochdale Large Growth Portfolio                    209,653       214,934
           Rochdale Large Value Portfolio                     537,933       554,934
           Rochdale Mid/Small Growth Portfolio              1,114,751     1,160,948
           Rochdale Mid/Small Value Portfolio                 379,863       412,648
           Rochdale Intermediate Fixed Income Portfolio     1,182,082     1,200,000

ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------



J. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Portfolio accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from the Magna, Alpha, and Atlas Portfolios; 0.50% from the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios; and 0.40% from the Intermediate Fixed Income Portfolio, based upon the average daily net assets of each Portfolio.

The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.75%, 1.85%, 1.95%, 1.25%, 1.25%, 1.35%, 1.35%, and 0.90% of average net assets for the Rochdale Magna, Alpha, Atlas, Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios, respectively. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended June 30, 2002, the Advisor has reimbursed the Portfolios for expenses in excess of the limit in the amounts of $15,282 for the Magna Portfolio, $15,482 for the Alpha Portfolio, and $20,137 for the Intermediate Fixed Income Portfolio. The Advisor has recouped for expenses previously reimbursed of $2,019 for the Large Growth Portfolio, $1,452 for the Large Value Portfolio, $7,505 for the Mid/Small Growth Portfolio, $4,894 for the Mid/Small Value Portfolio.

At June 30, 2002, the cumulative amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Rochdale Magna Portfolio                                      $78,587
Rochdale Alpha Portfolio                                      143,148
Rochdale Large Growth Portfolio                                81,929
Rochdale Large Value Portfolio                                 88,463
Rochdale Mid/Small Growth Portfolio                            86,653
Rochdale Mid/Small Value Portfolio                             92,501
Rochdale Intermediate Fixed Income Portfolio                  151,027

ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

At June 30, 2002, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                                           March 31,
                                                 ----------------------------
Portfolio                                           2003               2004
Rochdale Magna Portfolio                          $ 52,384          $ 10,921
Rochdale Alpha Portfolio                           105,069            12,530
Rochdale Atlas Portfolio                                 -                 -

                                                              December 31,
                                                 ----------------------------------------------
Portfolio                                            2003              2004              2005
Rochdale Magna Portfolio                            $    -            $    -          $ 15,282
Rochdale Alpha Portfolio                                 -            10,067            15,482
Rochdale Atlas Portfolio                                 -                 -                 -
Rochdale Large Growth Portfolio                     56,149            25,780                 -
Rochdale Large Value Portfolio                      56,987            31,476                 -
Rochdale Mid/Small Growth Portfolio                 52,021            34,632                 -
Rochdale Mid/Small Value Portfolio                  54,890            37,611                 -
Rochdale Intermediate Fixed Income Portfolio        66,105            64,785            20,137


The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses up to an annual rate of 0.25% of each Portfolio's average net assets to RIM Securities LLC as distributor. The distributor elected to waive its fees for the six months ended June 30, 2002.

U.S. Bancorp Fund Services, LLC (the "Administrator") (formerly Investment Company Administration, LLC) acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Portfolio expenses and reviews the Portfolio's expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee per fund of $22,500.

RIM Securities LLC also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

During the six months ended June 30, 2002, Rochdale Securities Corp. received $29,529 in brokerage fee commissions with respect to the Portfolios' portfolio transactions, which constituted 48% of the Portfolios' brokerage commissions during the six months.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Distributor, or Administrator.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended June 30, 2002, are as follows:

Portfolio                                         Purchases            Sales
Rochdale Magna Portfolio                         $12,544,954         $3,149,833
Rochdale Alpha Portfolio                           9,792,916          1,341,357
Rochdale Atlas Portfolio                          48,966,218          8,433,928
Rochdale Large Growth Portfolio                   16,660,159          1,205,477
Rochdale Large Value Portfolio                    18,272,361          1,712,291
Rochdale Mid/Small Growth Portfolio               17,282,677          1,790,787
Rochdale Mid/Small Value Portfolio                15,990,690          1,440,771
Rochdale Intermediate Fixed Income Portfolio      26,751,445          4,090,797

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              Magna                              Atlas              Large Growth
                                                            Portfolio       Alpha Portfolio     Portfolio             Portfolio
                                                      ---------------- --------------------- ---------------- ---------------------
COST OF INVESTMENTS FOR TAX PURPOSES
                                                           $8,831,297            $8,465,354      $37,943,034           $14,916,706
                                                      ---------------- --------------------- ---------------- ---------------------
Gross tax unrealized appreciation                             712,361             1,240,174        3,952,171               420,090
Gross tax unrealized depreciation                           (882,369)           (1,762,726)      (3,534,563)           (2,173,951)
                                                      ---------------- --------------------- ---------------- ---------------------
Net tax unrealized appreciation (depreciation) on           (170,008)             (522,554)          417,608           (1,753,861)
investments
Net tax appreciation on derivatives and
foreign-currency denominated assets and liabilities                 -                     -              329                     -
                                                      ---------------- --------------------- ---------------- ---------------------
Net tax unrealized appreciation (depreciation)             $(170,008)            $(522,554)         $417,937          $(1,753,861)
                                                      ================ ===================== ================ =====================
UNDISTRIBUTED ORDINARY INCOME                                   --                    --            $470,337               --
UNDISTRIBUTED LONG-TERM GAINS                                   --                    --               --                  --





                                      -50-

                          ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS - AT JUNE 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------




                                                        Large Value        Mid/Small Growth      Mid/Small Value  Intermediate Fixed
                                                         Portfolio            Portfolio             Portfolio           Income
                                                      --------------- --------------------- --------------------- ------------------
COST OF INVESTMENTS FOR TAX PURPOSES                     $16,012,867           $14,807,356           $14,581,278        $22,669,890
                                                      --------------- --------------------- --------------------- ------------------
Gross tax unrealized appreciation                            637,731             1,210,036             1,315,189            461,015
Gross tax unrealized depreciation                        (1,903,445)           (1,451,839)           (1,047,684)          (103,420)
                                                      --------------- --------------------- --------------------- ------------------
Net tax unrealized appreciation (depreciation) on        (1,265,714)             (241,803)               267,505            357,595
investments
Net tax appreciation on derivatives and
foreign-currency denominated assets and liabilities             --                    --                 --                    --
                                                      --------------- --------------------- --------------------- ------------------
Net tax unrealized appreciation (depreciation)          $(1,265,714)            $(241,803)              $267,505           $357,595
                                                      =============== ===================== ===================== ==================
UNDISTRIBUTED ORDINARY INCOME                                $30,575                  --                 --                    $280
UNDISTRIBUTED LONG-TERM GAINS                                   --                    --              $31,220                   --





The tax composition of dividends for the fiscal year ended December 31, 2001 (other than return of capital dividends for the fiscal) was as follows:

                                                       Ordinary        Long-term
                                           Ordinary    Income Per      Capital      Long-term Capital
                                         Income Total     Share       Gains Total   Gains Per Share
                                         -------------- ------------ ------------- --------------------
Magna Portfolio                            $         -      $ -            $ -             $ -
Alpha Portfolio                                      -        -         21,460           0.06
Atlas Portfolio                                215,934      0.12              -              -
Large Growth Portfolio                               -        -               -              -
Large Value Portfolio                           30,798      0.07              -              -
Mid/Small Growth Portfolio                      32,035      0.11              -              -
Mid/Small Value Portfolio                       12,591      0.06          3,142           0.01
Intermediate Fixed Income Portfolio            459,490      1.45              -              -

                          ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------


NOTE 6 - TRUSTEE AND OFFICER INFORMATION

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including, general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-245-9888.

                                                                                                                        Other
                                Position(s) Held                                  Principal Occupation(s)        Directorships Held
Name, Address, and Age             with Trust       Length of Time Served         During the Past 5 Years             by Trustee
------------------------------ ------------------- ------------------------ ------------------------------------- -----------------
Carl Acebes*                   Chairman and        Since 1998               Chief Investment Officer and              None.
Rochdale Investment Trust      Trustee                                      Chairman of Rochdale Investment
570 Lexington Ave.                                                          Management
New York, NY 10022
Age: 55

Maxime C. Baretge              Trustee             Since 1998               President of P.A. Pommares                 None.
Rochdale Investment Trust                                                   Agencies, S.A. (luxury goods
570 Lexington Ave.                                                          distribution)
New York, NY 10022
Age: 61

Jerry Roland                   Trustee             Since 2001               Consultant Credit Suisse-First             None.
Rochdale Investment Trust                                                   Boston, securities & investment
570 Lexington Ave.                                                          banking (since 1997)
New York, NY 10022
Age: 65

Garrett R. D'Alessandro*       President,          Since 1998               President, Chief Executive Officer,       None.
Rochdale Investment Trust      Secretary, and                               and Director of Research of
570 Lexington Ave.             Treasurer                                    Rochdale Investment Management.
New York, NY 10022
Age: 44


* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.

                                     ADVISOR

                       Rochdale Investment Management LLC
                              570 Lexington Avenue
                         New York, New York, 10022-6837
                                 (800) 245-9888

                                  DISTRIBUTOR

                               RIM Securities LLC
                              570 Lexington Avenue
                              New York, New York,
                                   10022-6837
                                 (800) 245-9888

                                    CUSTODIAN

                            Union Bank of California
                         475 Sansome Street - 15th Floor
                        San Francisco, California 94111

                                 TRANSFER AGENT

                            U.S Bancorp Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                    AUDITORS

                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19103



This report is intended for shareholders of the Fund and may be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue
New York, New York, 10022-6837
(800) 245-9888
www.rochdale.com

You can discuss questions about the Portfolios, and request other information, including the Prospectus and Statement of Additional Information (SAI), free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. The Prospectus and SAI provides detailed information about the Portfolios.

You can review and copy information about the Portfolios, including the Portfolios' Prospectus and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-0102 (1-202-942-8090). You may also send an e-mail to the publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.


(Rochdale Investment Trust's SEC
Investment Company Act
File Number is 811-08685)